American Express Financial Advisors

Strategist Tax-Free Income Fund, Inc.


1998 Semiannual Report


Strategist Tax-Free High Yield Fund

 Table of contents


Financial statements (Strategist Tax-Free High Yield Fund)               3
Notes to financial statements (Strategist Tax-Free High Yield Fund)      6
Financial statements (Tax-Free High Yield Portfolio)                    10
Notes to financial statements (Tax-Free High Yield Portfolio)           13
Investments in securities (Tax-Free High Yield Portfolio)               17

 Financial statements


Statement of assets and liabilities
Strategist Tax-Free High Yield Fund
May 31, 1998


Assets                                                       (Unaudited)
Investment in Tax-Free High Yield Portfolio (Note 1)           $813,521
Organizational costs (Note 1)                                     1,539
Expense reimbursement receivable from AEFC                            6
                                                                 ------
Total assets                                                    815,066
                                                                -------

Liabilities
Dividends payable to shareholders                                   233
Accrued distribution fee                                              5
Accrued transfer agency fee                                           1
Accrued administrative services fees                                  1
Other accrued expenses                                           27,495
                                                                 ------
Total liabilities                                                27,735
                                                                 ------
Net assets applicable to outstanding capital stock             $787,331
                                                               --------

Represented by
Capital stock -- $.01 par value (Note 1)                      $   1,684
Additional paid-in capital                                      748,929
Undistributed net investment income                                 645
Accumulated net realized gain (loss) (Note 4)                   (10,057)
Unrealized appreciation (depreciation) on investments            46,130
                                                                 ------
Total -- representing net assets applicable to
   outstanding capital stock                                   $787,331
                                                               --------
Shares outstanding                                              168,445
                                                                -------
Net asset value per share of outstanding capital stock           $ 4.67
                                                                 ------


      See accompanying notes to financial statements.

Statement of operations
Strategist Tax-Free High Yield Fund
Six months ended May 31, 1998



Investment income                                                (Unaudited)
Income:
Interest                                                             $24,784
                                                                     -------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                  1,747
Distribution fee                                                         942
Transfer agency fee                                                      144
Administrative services fees and expenses                                151
Postage                                                                   63
Registration fees                                                      1,028
Reports to shareholders                                                  168
Audit fees                                                             1,600
Other                                                                    457
                                                                         ---
Total expenses                                                         6,300
   Less expenses reimbursed by AEFC                                   (2,726)
                                                                      ------
Total net expenses                                                     3,574
                                                                       -----
Investment income (loss) -- net                                       21,210
                                                                      ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                              (1,691)
   Financial futures contracts                                        (1,259)
                                                                      ------
Net realized gain (loss) on investments                               (2,950)
Net change in unrealized appreciation (depreciation) on investments    8,340
                                                                       -----
Net gain (loss) on investments                                         5,390
                                                                       -----
Net increase (decrease) in net assets resulting from operations      $26,600
                                                                     -------


      See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Tax-Free High Yield Fund

                                                                            May 31, 1998            Nov. 30, 1997
                                                                        Six months ended               Year ended
                                                                              (Unaudited)
Operations and distributions
Investment income (loss)-- net                                                  $ 21,210                $ 38,840
Net realized gain (loss) on investments                                           (2,950)                 (5,811)
Net change in unrealized appreciation (depreciation)
   on investments                                                                  8,340                  19,642
                                                                                   -----                  ------
Net increase (decrease) in net assets resulting
   from operations                                                                26,600                  52,671
                                                                                  ------                  ------
Distributions to shareholders from:
   Net investment income                                                         (21,189)                (39,320)
                                                                                 -------                 -------

Capital share transactions (Note 3)
Proceeds from sales                                                               33,800                 188,471
Reinvestment of distributions at net asset value                                  21,325                  39,737
Payments for redemptions                                                          (7,582)                (41,894)
                                                                                  ------                 -------
Increase (decrease) in net assets from
   capital share transactions                                                     47,543                 186,314
                                                                                  ------                 -------
Total increase (decrease) in net assets                                           52,954                 199,665
Net assets at beginning of period                                                734,377                 534,712
                                                                                 -------                 -------
Net assets at end of period                                                     $787,331                $734,377
                                                                                --------                --------
Undistributed net investment income                                                $ 645                   $ 624
                                                                                   -----                   -----


      See accompanying notes to financial statements.


      Notes to financial statements

Strategist Tax-Free High Yield Fund
(Unaudited as to May 31, 1998)

1. Summary of significant accounting policies

The Fund is a series of Strategist Tax-Free Income Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 3 billion authorized shares of capital stock.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its net investable assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Portfolio also may invest in derivative instruments and money market instruments.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at May 31, 1998 was 0.01%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Organizational costs

The Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by American Express Financial Corporation (AEFC) representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

At May 31, 1998, AEFC owned 127,121 shares of the Fund.


2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with AEFC for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

A redemption fee of 0.5% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb other of the Fund's expenses until Dec. 31, 1998. Under this agreement, the Fund's total expenses will not exceed 0.95% of the Fund's average daily net assets.


3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                          Six months ended May 31, 1998

Sold                                                          7,268
Issued for reinvested distributions                           4,568
Redemptions                                                  (1,651)
                                                             ------

Net increase (decrease)                                      10,185
                                                             ------

                            Year ended Nov. 30, 1997

Sold                                                         41,520
Issued for reinvested distributions                           8,740
Redemptions                                                  (9,305)
                                                             ------

Net increase (decrease)                                      40,955
                                                             ------


4. Capital loss carryover

For federal income tax purposes, Tax-Free High Yield Fund had a capital loss carryover at Nov. 30, 1997 of $3,937 that if not offset by subsequent capital gains, will expire in 2004 through 2005. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.






5. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Nov. 30,

Per share income and capital changes(a)
                                                               1998(c)             1997             1996(b)
Net asset value, beginning of period                            $4.64             $4.56              $4.46

Income from investment operations:
Net investment income (loss)                                      .13               .28                .15

Net gains (losses) (both realized and unrealized)                 .03               .08                .10

Total from investment operations                                  .16               .36                .25

Less distributions:
Dividends from net investment income                             (.13)             (.28)              (.15)

Net asset value, end of period                                  $4.67             $4.64              $4.56

Ratios/supplemental data
Net assets, end of period (in thousands)                         $787              $734               $535

Ratio of expenses to average daily net assets(d)                .95%e              .95%              .95%e

Ratio of net income (loss) to average daily net assets         5.63%e             6.02%             6.22%e

Portfolio turnover rate (excluding short-term                     10%                4%                 4%
securities)

Total return                                                     3.5%              8.3%               5.5%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended May 31, 1998 (Unaudited).
d The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 1.67%, 2.96% and 24.16% for the periods ended 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.



 Financial statements


Statement of assets and liabilities
Tax-Free High Yield Portfolio
May 31, 1998


Assets                                                        (Unaudited)
Investments in securities, at value (Note 1)
   (identified cost $5,317,152,635)                        $5,920,410,537
Accrued interest receivable                                   107,821,397
Receivable for investment securities sold                         856,500
                                                                  -------
Total assets                                                6,029,088,434
                                                            -------------

Liabilities
Disbursements in excess of cash on demand deposit                 541,872
Payable for investment securities purchased                     9,625,349
Accrued investment management services fee                         72,493
Other accrued expenses                                              5,914
                                                                    -----
Total liabilities                                              10,245,628
                                                               ----------
Net assets                                                 $6,018,842,806
                                                           --------------


      See accompanying notes to financial statements.

Statement of operations
Tax-Free High Yield Portfolio
Six months ended May 31, 1998



Investment income                                                (Unaudited)
Income:
Interest                                                        $188,296,000
                                                                ------------
Expenses (Note 2):
Investment management services fee                                13,137,760
Compensation of board members                                         13,605
Custodian fees                                                        77,660
Audit fees                                                            17,500
Other                                                                 29,793
                                                                      ------
Total expenses                                                    13,276,318
   Earnings credits on cash balances (Note 2)                         (1,650)
                                                                      ------
Total net expenses                                                13,274,668
                                                                  ----------
Investment income (loss) -- net                                  175,021,332
                                                                 -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                  3,864,218
   Financial futures contracts                                    (9,699,531)
                                                                  ----------
Net realized gain (loss) on investments                           (5,835,313)
Net change in unrealized appreciation (depreciation)
   on investments                                                 46,940,629
                                                                  ----------
Net gain (loss) on investments                                    41,105,316
                                                                  ----------
Net increase (decrease) in net assets resulting from operations $216,126,648
                                                                ------------


      See accompanying notes to financial statements.



Statements of changes in net assets
Tax-Free High Yield Portfolio

                                                                             May 31, 1998           Nov. 30, 1997
                                                                         Six months ended              Year ended
                                                                               (Unaudited)
Operations
Investment income (loss)-- net                                              $  175,021,332        $  361,599,248
Net realized gain (loss) on investments                                         (5,835,313)          (34,205,753)
Net change in unrealized appreciation
   (depreciation) on investments                                                46,940,629           137,325,053
                                                                                ----------           -----------
Net increase (decrease) in net assets
   resulting from operations                                                   216,126,648           464,718,548
Net contributions (withdrawals) from partners                                 (185,683,337)         (640,111,208)
                                                                              ------------          ------------
Total increase (decrease) in net assets                                         30,443,311          (175,392,660)
Net assets at beginning of period                                            5,988,399,495         6,163,792,155
                                                                             -------------         -------------
Net assets at end of period                                                 $6,018,842,806        $5,988,399,495
                                                                            --------------        --------------


      See accompanying notes to financial statements.



 Notes to financial statements


Tax-Free High Yield Portfolio
(Unaudited as to May 31, 1998)

1. Summary of significant accounting policies

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of May 31, 1998, the Portfolio had entered into outstanding when-issued or forward-commitments of $9,625,349.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended May 31, 1998, the Portfolio's custodian fees were reduced by $1,650 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $609,724,412 and $594,989,412, respectively, for the six months ended May 31, 1998. For the same period, the portfolio turnover rate was 10%. Realized gains and losses are determined on an identified cost basis.


4. Interest rate futures contracts

At May 31, 1998, investments in securities included securities valued at $43,472,635 that were pledged as collateral to cover initial margin deposits on 200 open purchase contracts. The market value of the open purchase contracts at May 31, 1998, was $24,812,500 with a net unrealized gain of $751,938. See "Summary of significant accounting policies."


 Investments in securities


Tax-Free High Yield Portfolio
May 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.0%)

Name of issuer and                                 Coupon                Principal                   Value(a)
title of issue (b,c,i)                              rate                  amount


Alabama (0.3%)
Baldwin County Eastern Shore Health Care Authority
   Hospital Revenue Bonds Thomas Hospital Series 1991
     04-01-16                                       8.50%                   $4,765,000                  $5,394,981
Camden Industrial Development Board Solid Waste Disposal
   Revenue Bonds MacMillan
   Bloedel Series 1991A A.M.T.
     04-01-19                                       7.75                     8,500,000                   9,137,415
Mobile Industrial Development Board Solid Waste
   Refunding Revenue Bonds
   Mobile Energy Services
     01-01-20                                       6.95                    11,250,000                   6,975,000
                                                                                                       -----------
Total                                                                                                   21,507,396

Alaska (0.2%)
Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power
   Series 1997 A.M.T.
     01-01-18                                       5.80                       830,000                     832,656
     01-01-32                                       5.875                    1,800,000                   1,806,048
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1994B (CGIC Insured)
     06-30-04                                       7.05                     7,000,000(e)                5,342,330
     06-30-05                                       7.15                     7,000,000(e)                5,075,070
                                                                                                       -----------
Total                                                                                                   13,056,104



Arizona (1.0%)
Chandler Industrial Development Authority
   Beverly Enterprises Series 1994
     09-01-08                                       7.625                    2,750,000                   2,883,787
Maricopa County Hospital System Revenue Bonds
   Samaritan Health Services Series 1981
     01-01-08                                      12.00                       255,000                     402,334
Maricopa County Industrial Development Authority
   Multi-family Housing Revenue Bonds Series B
     07-01-26                                       7.375                    2,320,000                   2,815,714
Maricopa County Industrial Development Authority
   Senior Living Facilities Revenue Bonds Series 1997A
     04-01-27                                       7.875                   15,000,000                  16,379,550
Maricopa County Pollution Control Refunding
   Revenue Bonds Palo Verde Public Service
     08-15-23                                       6.375                    3,500,000                   3,696,980
Navajo Industrial Development Authority Revenue Bonds
   Stone Container Corporation Series 1997 A.M.T.
     06-01-27                                       7.20                     3,000,000                   3,356,490
Phoenix Civic Improvement Waste Water System
   Lease Refunding Revenue Bonds
     07-01-18                                       5.00                     5,000,000                   4,949,750
Phoenix Industrial Development Authority
   Refunding Revenue Bonds Christian Care Apartments
     01-01-26                                       6.50                     9,525,000                  10,223,945
Pima County Industrial  Development Authority Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments Series 1997 A.M.T.
     08-01-29                                       6.90                     7,000,000                   7,102,480
Pima County Industrial Development Authority
   Revenue Bonds LaPosada Park Centre Series 1996A
     05-15-27                                       7.00                     5,750,000                   6,135,365
Scottsdale Industrial Development Authority
   Beverly Enterprises Series 1994
     09-01-08                                       7.625                    3,035,000                   3,182,653
                                                                                                       -----------
Total                                                                                                   61,129,048




Arkansas (0.1%)
Pope County Solid Waste  Disposal  Revenue Bonds  Arkansas  Power & Light Series
   1991 A.M.T.
     01-01-21                                       8.00                     3,250,000                   3,557,060

California (8.8%)
ABAG Financial Authority for Nonprofit Corporations
   International Schools Certificate of Participation
   Series 1996
     05-01-26                                       7.375                    8,000,000                   8,337,360
Anaheim Public Financing Authority Lease
   Capital Appreciation Revenue Bonds
   Zero Coupon (FSA Insured)
     09-01-26                                       5.08                     4,430,000(e)                1,018,501
     09-01-27                                       5.08                    17,860,000(e)                3,895,802
     09-01-28                                       5.08                     8,835,000(e)                1,828,403
Community Development Authority Health Facilities
   Unihealth America Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
     10-01-11                                       7.16                    22,400,000(d)               26,488,000
East Bay Municipal Utility District Water Revenue Bonds
   Series 1993 Inverse Floater (MBIA Insured)
     06-01-08                                       6.17                    15,500,000(d)               16,740,000
Foothill/Eastern Transportation Corridor Agency
   Toll Road Revenue Bonds Series 1995A
     01-01-35                                       5.00                    41,070,000                  38,959,413
Fresno Health Facility Refunding Revenue Bonds
   Holy Cross Health System (MBIA Insured)
     12-01-13                                       5.625                    3,000,000                   3,177,690
Irwindale Redevelopment Agency Subordinate Lien
   Tax Allocation Bonds
     12-01-26                                       7.05                     5,750,000                   6,410,388
Lake Elsinore Public Financing Authority
   Local Agency Revenue Bonds Series 1997F
   09-01-20                                         7.10                    12,000,000                  12,919,440
Los Angeles County Certificate of Participation
     05-01-15                                       6.71                    20,000,000                  21,830,000

Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding
   Revenue Bonds Delta Airlines
     11-01-25                                       6.35                    13,000,000                  14,227,330
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   United Airlines Series 1984
     11-15-21                                       8.80                    11,650,000                  12,965,751
Los Angeles Water & Power Electric Plant
   Refunding Revenue Bonds Series 1992
     02-01-20                                       6.375                   10,000,000                  10,818,500
Millbrae Residential Facility Revenue Bonds
   Magnolia of Millbrae Series 1997A A.M.T.
     09-01-27                                       7.375                    2,500,000                   2,584,225
Modesto Santa Clara Redding Public Power Bonds
   San Juan Series C (AMBAC Insured)
     07-01-21                                       5.50                     4,500,000                   4,501,080
Northern California Power Agency Geothermal  3
   Revenue Bonds
     07-01-09                                       5.00                    49,635,000                  49,640,460
Novato Community Facility District  1 Vintage Oaks
   Public Improvement Special Tax Refunding Bonds
     08-01-21                                       7.25                     5,000,000                   5,476,850
Oceanside Certificate of Participation Refunding Bonds
   Oceanside Civic Center (MBIA Insured)
     08-01-19                                       5.25                     7,000,000                   7,004,480
Orange County Special Tax Community Facilities Bonds
   Aliso Veijo District 88-1 Series 1992A
     08-15-18                                       7.35                     6,000,000                   6,862,860
Pleasanton Joint Powers Financing Authority Reassessment
   Revenue Bonds Series 1993A
     09-02-12                                       6.15                     4,460,000                   4,784,420
Regional Airports  Improvement  Facilities  Sublease  Revenue Bonds  Continental
   Airlines Los Angeles International Airport Series 1988 A.M.T.
     08-01-08                                       9.00                     3,900,000                   4,005,027
     08-01-17                                       9.00                     8,200,000                   8,414,594
Sacramento Cogeneration Authority Revenue Bonds
   Procter & Gamble Series 1995
     07-01-14                                       6.50                     3,800,000                   4,170,918
     07-01-21                                       6.50                     8,000,000                   8,740,800
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (FSA Insured)
     11-15-05                                       6.47                    15,800,000(d)               17,755,250
     11-15-06                                       6.67                    16,400,000(d)               18,429,500
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (MBIA Insured)
     11-15-15                                       7.12                    15,000,000(d)               16,162,500
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup Series 1995
     07-01-22                                       6.00                    25,000,000                  26,312,750
San Joaquin Hills Orange County Transportation
   Corridor Agency Senior Lien Toll Road Revenue Bonds
     01-01-32                                       6.75                    14,785,000                  16,673,488
San Joaquin Hills Transportation Corridor Agency
   Capital Appreciation Toll Road Refunding Revenue Bonds
   Zero Coupon Series 1997A (MBIA Insured)
     01-15-24                                       5.62                     9,000,000(e)                2,375,280
     01-15-25                                       5.03                    69,375,000(e)               17,373,581
     01-15-26                                       5.51                    30,000,000(e)                7,128,300
     01-15-27                                       5.51                     6,670,000(e)                1,503,685
     01-15-28                                       5.05                    13,880,000(e)                2,968,654
     01-15-32                                       5.41                    27,000,000(e)                4,680,180
     01-15-36                                       5.42                    88,415,000(e)               12,405,509
San Joaquin Hills Transportation Corridor Agency
   Senior Lien Toll Road Revenue Bonds
   Zero Coupon Escrowed to Maturity
     01-01-17                                       5.35                    34,860,000(e)               13,570,998

San Jose Redevelopment Agency Merged Area Tax
   Allocation Bonds Series 1993 Inverse Floater
   (MBIA Insured)
     08-01-14                                       6.96                    33,600,000(d)               35,322,000
Sierra Unified School District Fresno County
   Certificate of Participation Capital Funding
   Refunding Bonds Series 1993
     03-01-18                                       6.125                    6,470,000                   6,759,209
South Tahoe Joint Powers Financing Authority
   Refunding Revenue Bonds South Tahoe Area  1
   Series 1995B
     10-01-28                                       6.00                     9,900,000                  10,323,027
Southern California Public Power Authority
   Power Revenue Bonds Palo Verde
   Series 1993 Inverse Floater (FGIC Insured)
     07-01-17                                       6.62                    20,000,000(d)               21,300,000
Ukiah Unified School District
   Mendocino County Certificate of Participation
   Series 1993
     09-01-10                                       6.00                     5,000,000                   5,248,900
University of California Refunding Revenue Bonds
   Multiple Purpose Project (AMBAC Insured)
     09-01-16                                       5.25                     6,000,000                   6,053,520
                                                                                                       -----------
Total                                                                                                  528,148,623

Colorado (6.8%)
Arapahoe County Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
     04-01-09                                       8.00                     4,000,000                   4,547,320
Arapahoe County Public Highway Authority Capital
   Improvement Trust Fund E-470 Highway
   Revenue Bonds
     08-31-26                                       7.00                    22,000,000                  26,226,640
Aurora Centretech Metropolitan District
   Arapahoe County Series 1987B
     12-01-23                                       6.00                     5,699,785                   5,722,983

Bowles Metropolitan District General Obligation Bonds
   Series 1995
     12-01-15                                       7.75                    16,000,000                  16,987,680
Briargate Public Building Authority
   Landowner Assessment Lien Bonds Series 1985A
     12-15-00                                      10.25                     4,209,130(l)                3,577,761
Castle Rock Ranch Public Facility Improvement
   Revenue Bonds Series 1996
     12-01-17                                       6.25                    10,000,000                  11,586,900
Colorado Health Facility Authority Hospital Improvement
   Refunding Revenue Bonds
   Parkview Episcopal Medical Center Series 1995
     09-01-25                                       6.125                    7,000,000                   7,406,980
Colorado Health Facility Authority Revenue Bonds
   Liberty Heights Zero Coupon Escrowed to Maturity
     07-15-22                                       7.50                    81,465,000(e)               22,417,539
Colorado Springs Hospital Revenue Bonds
   Memorial Hospital Series 1990
     12-15-10                                       7.875                    5,000,000                   5,460,650
Colorado Springs Stetson Hills Public Building Authority
   Landowner Assessment Lien Bonds Series 1988A
     05-15-08                                       9.75                     2,869,110(l)                   86,073
Colorado Springs Utilities System
   Pre-refunded Revenue Bonds Series 1991C
     11-15-15                                       6.50                     1,505,000                   1,651,707
     11-15-21                                       6.75                    13,335,000                  14,741,576
Colorado Springs Utilities System
   Un-refunded Balance Revenue Bonds Series 1991A
     11-15-15                                       6.50                    24,895,000                  27,009,332
Colorado Springs Utilities System
   Un-refunded Balance Revenue Bonds Series 1991C
     11-15-21                                       6.75                    16,665,000                  18,156,518
Dawson Ridge Metropolitan District
   Refunding Revenue Bonds
   Zero Coupon Series B Escrowed to Maturity
     10-01-22                                       5.21                    40,000,000(e)               10,429,600
Denver City & County Airports Systems Revenue Bonds
   Series 1991A A.M.T.
     11-15-23                                       8.75                    10,000,000(h)               11,491,400

Denver City & County Airports Systems Revenue Bonds
   Series 1991D A.M.T.
     11-15-21                                       7.75                     8,650,000                   9,651,411
Denver City & County Airport Systems Revenue Bonds
   Series 1992A
     11-15-25                                       7.25                    20,975,000                  23,937,719
Denver City & County Airport Systems Revenue Bonds
   Series 1992B A.M.T.
     11-15-23                                       7.25                    20,500,000                  22,756,845
Denver City & County Airport Systems Revenue Bonds
   Series 1994A
     11-15-12                                       7.50                     5,000,000                   5,756,700
Denver City & County Airport Systems Revenue Bonds
   Series 1994A A.M.T.
     11-15-23                                       7.50                    19,340,000                  22,343,502
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1991
     12-01-06                                       8.00                     1,385,000                   1,704,603
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1995B
     12-01-06                                      11.00                       730,000                     715,006
Denver Special Facility Airport Revenue Bonds
   United Air Lines Series A A.M.T.
     10-01-32                                       6.875                   25,400,000                  27,577,288
Denver Urban  Renewal  Authority Tax Increment  Revenue  Bonds  Downtown  Denver
   Redevelopment Adams Mark Hotel Series 1989 A.M.T.
     09-01-15                                       8.00                    16,285,000                  18,318,019
     09-01-16                                       8.00                     1,785,000                   2,007,839
     09-01-17                                       8.00                     1,930,000                   2,170,941
Denver Urban Renewal Authority Tax Increment
   Revenue Bonds South Broadway Montgomery Ward
   Urban Renewal Series 1992
     05-01-16                                       8.50                    13,730,000                  15,358,515
Denver West Metropolitan District
   General Obligation Bonds Series 1996
     06-01-16                                       6.50                     2,560,000                   2,771,763

Denver West Metropolitan District General Obligation
   Refunding Improvement Bonds Series 1995
     12-01-14                                       7.00                     4,230,000                   4,676,984
Hotchkiss Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
     09-01-09                                       8.00                     1,500,000                   1,708,380
Housing Finance Authority Single Family Program
   Senior Bonds Series 1991B (FGIC Insured)
     08-01-11                                       7.25                     2,540,000                   2,689,479
     02-01-18                                       7.30                     2,300,000                   2,432,296
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1996
     12-01-10                                       7.50                    19,000,000                  20,120,430
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1998A
     12-01-10                                       7.00                     3,600,000                   3,597,012
Saddle Rock Metropolitan District Limited Tax
   General Obligation Bonds Series 1997
     12-01-16                                       7.625                    5,590,000                   5,892,978
Superior Metropolitan District  2 Limited Tax
   General Obligation Refunding Bonds
   MDC Holdings Series 1994B
     12-01-98                                       7.50                       945,000                     957,115
     12-01-13                                       8.25                     2,580,000                   2,884,440
     12-01-13                                       8.50                    12,000,000                  13,471,560
Thornton Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
     09-01-09                                       8.00                     4,500,000(h)                5,115,735
Westminster Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
     04-01-09                                       8.00                     3,500,000                   3,986,220
                                                                                                       -----------
Total                                                                                                  410,103,439



District of Columbia (0.7%)
General Obligation Refunding Bonds Series 1994A
   (MBIA Insured)
     06-01-10                                       6.00                    27,875,000                  30,822,781
     06-01-11                                       6.10                     7,580,000                   8,421,380
Housing Finance Agency Multi-family Mortgage
   Revenue Bonds Temple Courts Section 8
   Series 1985 (FHA Insured)
     02-01-22                                      12.00                     1,310,000                   1,542,800
                                                                                                       -----------
Total                                                                                                   40,786,961

Florida (4.1%)
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1996
     05-01-18                                       7.60                     5,000,000                   5,401,450
Charlotte County Development Authority 1st Mortgage
   Refunding Revenue Bonds
   Royal Palm Retirement Centre Series 1991
     03-01-14                                       9.50                     3,945,000                   4,289,596
Crossings at Fleming Island Community Development
   District Special Assessment Bonds Series 1995
     05-01-16                                       8.25                    10,015,000                  11,071,382
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1994
     10-01-19                                       7.375                   13,535,000                  14,334,106
Department of Transportation Turnpike Revenue Bonds
   Series 1991A (AMBAC Insured)
     07-01-20                                       6.25                    20,000,000                  21,294,600
Gateway Centre Development District Pinellas County
   Special Assessment Revenue Bonds Series 1988
     01-01-09                                       9.125                    1,350,000                   1,395,387
Grand Haven Community Development District
   Special Assessment Bonds Flagler County Series 1997A
     05-01-02                                       6.30                     5,000,000                   5,129,400

Grand Haven Community Development District
    Special Assessment Revenue Bonds
    Series 1997B
     05-01-19                                       6.90                     1,000,000                   1,032,440
Heritage Harbor Community Development District
   Special Assessment Revenue Bonds
   Series 1997B
     05-01-03                                       6.00                     1,250,000                   1,241,962
Heritage Isles Community Development District
   Special Assessment Revenue Bonds
   Series 1998A
     05-01-05                                       5.75                     1,650,000                   1,635,084
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A
     08-01-14                                       7.00                    24,000,000                  26,053,572
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A (MBIA Insured)
     08-01-16                                       6.50                    24,760,000                  26,774,721
Lakewood Ranch Community Development District  1
   Manatec County Benefit Special Assessment Bonds
   Series 1998
     05-01-17                                       7.30                     4,000,000                   3,999,640
Lakewood Ranch Community Development District  1
   Special Assessment Bonds Series 1994
     05-01-14                                       8.25                     4,335,000                   4,733,386
Lee County Industrial Development Authority
   Industrial Development Revenue Bonds Gulf Utility
   Series 1988A A.M.T.
     10-01-18                                       9.625                    5,545,000                   5,804,728
Lee County Industrial Development Authority
   Industrial Development Revenue Bonds Gulf Utility
   Series 1988B A.M.T.
     10-01-20                                       9.50                     3,915,000                   4,368,474
Miami Health Facility Authorization Revenue Bonds
   Inverse Floater (AMBAC Insured)
     08-15-15                                       6.67                     3,500,000(d)                3,574,375

North Springs Improvement Special Assessment
   District Revenue Bonds Heron Bay Series 1997
     05-01-19                                       7.00                     3,000,000                   3,136,320
North Springs Improvement Special Assessment
   District Revenue Bonds Parkland Isles Series 1997B
     05-01-05                                       6.25                     3,000,000                   3,056,070
Palm Beach County Health Facilities Authority Hospital
   Revenue Bonds Good Samaritan Health Series 1993
     10-01-22                                       6.30                     3,750,000                   4,227,562
Plantation Health Facility Authority
   Nursing Home Refunding Revenue Bonds
   Covenant Retirement Communities Obligation Group
   Series 1998
     12-01-22                                       5.125                    1,500,000                   1,472,280
Polk County Industrial Development Authority 1st Mortgage
   Refunding Revenue Bonds Spring Haven II
     12-01-14                                       8.75                     6,115,000                   6,775,909
Port Everglades Port Authority Revenue Bonds Junior Lien
     09-01-16                                       5.00                    18,635,000                  18,567,355
Riverwood Community Development District
   Charlotte County Special Assessment Revenue Bonds
   Zero Coupon Series 1992A-B
     05-01-12                                       8.50                     5,820,000(f,l)              6,258,596
Sumter County Industrial  Development  Authority
   Industrial  Development Revenue Bonds
   Little Sumter Utility Company Series 1997 A.M.T.
     10-01-27                                       7.25                     4,200,000                   4,268,964
Sumter County Industrial  Development
   Authority Industrial  Development Water & Sewer Revenue Bonds
   Little Sumter Utility Company Series 1998 A.M.T.
     10-01-27                                       6.75                     2,950,000                   2,955,811
Sumter County Village Community Development
   District  1 Capital Improvement Revenue Bonds
   Series 1992
     05-01-12                                       8.40                     1,150,000                   1,239,321
Sunrise Utility System Refunding & Improvement
   Revenue Bonds
     10-01-18                                      10.75                     5,000,000                   5,738,050
Tampa Health Systems Revenue Bonds
   Catholic Health East Obligation Group
   Series 1998A-2 (AMBAC Insured)
     11-15-28                                       4.875%                 $26,330,000                 $25,028,245
Village Center Community Development District
   Sub Recreational Revenue Bonds
   Series 1998C
     01-01-19                                       7.375                    2,670,000                   2,684,178
Village Center Community District Recreational
   Revenue Bonds Series 1996B
     01-01-17                                       8.25                     2,785,000                   3,032,364
Village Community Development District  2
   Special Assessment District Revenue Bonds
   Series 1996
     05-01-17                                       7.625                    5,725,000                   6,132,620
Volusia County Industrial Development Authority
   1st Mortgage Refunding Revenue Bonds Series 1996
     11-01-26                                       7.625                   10,925,000                  12,125,330
                                                                                                       -----------
Total                                                                                                  248,833,278

Georgia (2.2%)
Atlanta Special Purpose Facility Revenue Bonds
   Delta Air Lines Series 1989B A.M.T.
     12-01-18                                       7.90                    13,500,000                  14,369,535
     12-01-19                                       6.25                     8,685,000                   8,787,222
Colquitt County Development Authority Revenue Bonds
   Zero Coupon Escrowed to Maturity
     12-01-21                                       6.87                    46,350,000(e)               13,338,139
Effingham County Pollution Control Revenue Bonds
   Fort Howard Series 1988
     10-01-05                                       7.90                    19,850,000                  21,209,130
Fulco Hospital Authority Revenue Anticipation Certificate
   Georgia Baptist Health Care Systems Series 1992A
     09-01-22                                       6.375                   20,300,000                  22,376,284
George L. Smith II World Congress Center Authority  Miscellaneous  Revenue Bonds
   Dome Stadium Series 2000 (MBIA Insured) A.M.T.
     07-01-20                                       5.50                     8,000,000(k)                7,868,560
Municipal Electric Authority Power Refunding Bonds
   Series 1989R
     01-01-14                                       6.00%                   $9,130,000                  $9,203,497
Municipal Electric Authority Power Revenue Bonds
   Series L
     01-01-20                                       5.00                     1,150,000                   1,110,199
Rockdale County  Development  Authority Solid Waste Disposal  Revenue Bonds Visy
   Paper Series 1993 A.M.T.
     01-01-26                                       7.50                    10,000,000                  10,867,200
Savannah Economic Development Authority
 1st Mortgage Revenue Bonds Zero Coupon Series 1991A
     12-01-21                                       5.40                    13,755,000(e)                3,958,276
Savannah Economic Development Authority
   Revenue Bonds Zero Coupon Escrowed to Maturity
     12-01-21                                       6.87                    64,220,000(e)               18,480,589
                                                                                                       -----------
Total                                                                                                  131,568,631

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
   General Obligation Bonds Series 1993B Inverse Floater
     09-07-06                                       6.47                    10,000,000(d)               11,150,000
     09-11-08                                       6.77                    10,000,000(d)               11,450,000
                                                                                                       -----------
Total                                                                                                   22,600,000

Idaho (--%)
State Building Authority Lease
   Revenue Bonds Series 1998A (MBIA Insured)
     09-01-25                                       4.75                     1,250,000                   1,177,100

Illinois (7.8%)
Bradley Kankakee County Tax Increment
   Refunding Revenue Bonds Series 1993
     12-01-12                                       8.40                     5,800,000                   6,590,308
Broadview Cook County Senior Lien Tax Increment
   Revenue Bonds Series 1993
     07-01-13                                       8.25                    11,705,000                  13,328,718


Chicago General Obligation Bonds Series 1991
   (AMBAC Insured)
     01-01-16                                       6.00                     6,170,000                   6,668,289
Chicago General Obligation Bonds Series 1994A
   (AMBAC Insured)
     01-01-22                                       5.875                   17,850,000                  19,217,667
Chicago General Obligation Refunding Bonds
   Series 1995A (AMBAC Insured)
     01-01-18                                       5.50                    20,000,000                  21,213,000
Chicago O'Hare International Airport General Airport
   Refunding Revenue Bonds Series 1993A
     01-01-16                                       5.00                    14,450,000                  14,249,867
Chicago O'Hare International Airport General Airport
   Revenue Bonds Series 1990A A.M.T.
     01-01-16                                       7.50                    21,000,000                  22,416,240
     01-01-18                                       6.00                    29,000,000                  29,787,350
Chicago O'Hare International Airport
   Special Revenue Facility Bonds Delta Airlines
   Series 1992
     05-01-18                                       6.45                    10,000,000                  10,581,300
Chicago O'Hare International Airport
   Special Revenue Facility Bonds United Airlines
   Series C
     05-01-18                                       8.20                    22,285,000                  23,648,396
Chicago O'Hare International Airport Terminal
   Special Revenue Bonds A.M.T.
     01-01-17                                       7.50                    32,250,000                  34,285,942
Chicago O'Hare International Airport Terminal
   Special Revenue Bonds (FGIC Insured) A.M.T.
     11-01-25                                       7.875                   17,750,000                  19,284,665
Chicago Ridge Special Service Area  1 Unlimited
   Ad Valorem Tax Bonds Series 1990
     12-01-08                                       9.00                     2,700,000                   2,957,121
Chicago Wastewater Transmission Revenue Bonds
   Series 1994 (MBIA Insured)
     01-01-24                                       6.375                   22,500,000                  25,562,700

Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds
     01-01-06                                       7.00                     1,090,000                   1,173,178
     01-01-12                                       7.375                    1,700,000                   1,845,367
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds Mark IV Series 1992
     03-01-12                                       9.75                     1,710,000                   2,039,927
Development Finance Authority Lifecare Revenue Bonds
   Presbyterian Homes Series 1996B
     09-01-31                                       6.40                     6,700,000                   7,440,685
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Central Illinois
   Public Service 2nd Series 1993B
     06-01-28                                       5.90                     2,500,000                   2,613,875
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Commonwealth Edison
   Series 1994
     01-15-09                                       5.70                     2,000,000                   2,174,420
     01-15-14                                       5.85                     4,500,000                   4,949,235
Development Finance Authority Pollution Control
   Refunding Revenue Bonds
   Illinois Power Series 1991A
     07-01-21                                       7.375                   19,250,000                  22,364,073
Development Finance Authority Retirement Housing
   Revenue Bonds Zero Coupon Escrowed to Maturity
     04-15-20                                       7.75                    68,000,000(e)               20,881,440
DuPage County Tax Increment Revenue Bonds
   Series 1997
     01-01-17                                       7.875                    4,690,000                   5,247,500
Educational Facilities Authority Refunding Revenue Bonds
   Lewis University Series 1996
     10-01-26                                       6.125                    8,780,000                   9,200,474
Educational Facilities Authority Refunding Revenue Bonds
   Loyola University of Chicago Series 1993
   Inverse Floater (FGIC Insured)
     07-01-12                                       5.75                    11,000,000(d)               12,141,250

Granite City Madison County Hospital
   Refunding Revenue Bonds St. Elizabeth Medical Center
   Series 1989A
     06-01-08                                       8.125                    3,120,000                   3,260,650
Health Facilities Authority Refunding Revenue Bonds
   Edwards Hospital Series 1993A
     02-15-19                                       6.00                     6,350,000                   6,595,237
Health Facilities Authority Refunding Revenue Bonds
   Masonic Medical Center Series 1993
     10-01-19                                       5.50                     2,000,000                   2,033,620
Health Facilities Authority Refunding Revenue Bonds
   Morris Hospital
     12-01-23                                       6.125                    3,005,000                   3,172,078
Health Facilities Authority Refunding Revenue Bonds
   University of Chicago Series 1993 Inverse Floater
   (MBIA Insured)
     08-15-14                                       7.47                    10,000,000(d)               10,937,500
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1992
     05-15-12                                       7.25                     2,000,000                   2,258,280
     05-15-22                                       7.25                     2,000,000                   2,258,280
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1996B
     02-15-22                                       5.75                     2,915,000                   2,989,741
Health Facility Authority Revenue Bonds
   South Suburban Hospital Series 1992
     02-15-09                                       7.00                     4,000,000                   4,564,810
     02-15-18                                       7.00                     5,000,000                   5,834,272
Hodgkins General Obligation Tax Increment Bonds
   Series 1991
     12-01-09                                       9.50                    12,200,000                  14,394,928
Hodgkins General Tax Increment Bonds
   Series 1995A
     12-01-13                                       7.625                    9,000,000                   9,996,390
Huntley Special Tax Bonds
   Series 1998
     02-01-25                                       6.75                     2,450,000                   2,470,360

Lakemoor Special Tax Revenue Bonds
   Series 1997
     03-01-27                                       7.80                     9,000,000                   9,695,880
Lansing Tax Increment Refunding Revenue Bonds
   Landings Redevelopment Area Limited Sales
   Tax Pledge Series 1992
     12-01-08                                       7.00                    10,000,000                  11,145,800
Marion General Obligation Hospital Alternate
   Revenue Source Bonds Series 1991
     12-01-16                                       7.50                     3,800,000                   4,279,826
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (FGIC Insured)
     06-15-19                                       6.37                     6,000,000(e)                1,999,680
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (MBIA Insured)
     06-15-17                                       6.61                    11,210,000(e)                4,154,987
Metropolitan Pier & Exposition Authority
   Sales Tax & Miscellaneous Tax Revenue
   Capital Appreciation Refunding Bonds
   Zero Coupon Series 1996A (MBIA Insured)
     12-15-22                                       6.05                    16,225,000(e)                4,489,295
Municipal Electric Agency Power Supply Refunding
   Revenue Bonds Series 1998 (FSA Insured)
     02-01-21                                       5.00                     9,000,000                   8,703,090
Regional Transportation Authority General
   Obligation Bonds Counties of Cook, DuPage, Kane, Lake,
   McHenry & Will Series 1992A (AMBAC Insured)
     06-01-22                                       6.125                    7,200,000                   7,582,968
State Development Finance Authority Regency Park
   Retirement Housing Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
     07-15-25                                       5.49                    10,000,000(e)                2,294,900
Tinley Park Cook & Will Counties Limited Sales Tax
   Revenue Bonds Series 1988
     11-01-99                                      10.25                       895,000(l)                  322,200

Tinley Park Cook & Will Counties Unlimited Ad Valorem
   Tax Bonds of Special Service
     12-01-98                                      10.65%                      $75,000                     $72,000
     12-01-99                                      10.65                        80,000                      75,200
     12-01-00                                      10.65                        90,000                      83,700
     12-01-01                                      10.65                       100,000                      92,000
     12-01-02                                      10.65                       110,000                     101,200
     12-01-03                                      10.65                       120,000                     110,400
     12-01-04                                      10.65                       135,000                     124,200
     12-01-05                                      10.65                       150,000                     138,000
     12-01-06                                      10.65                       165,000                     151,800
     12-01-07                                      10.65                       185,000                     170,200
                                                                                                       -----------
Total                                                                                                  468,416,459

Indiana (2.4%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
     06-01-20                                      10.375                    4,095,000                   4,406,425
Carmel Retirement Rental Housing Refunding
   Revenue Bonds Beverly Enterprises Series 1992
     12-01-08                                       8.75                     6,785,000                   7,693,511
Development Finance Authority Environmental
   Improvement Refunding Revenue Bonds USX Corporation
   Series 1996
     07-15-30                                       6.25                     2,000,000                   2,152,720
East Chicago Elementary School Building Lake County
   1st Mortgage Refunding Bonds Series 1996
     01-05-16                                       6.25                     8,000,000                   9,049,920
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
     06-01-20                                      10.375                    6,710,000                   7,220,295
Health Facility Authority Hospital Revenue Bonds
   Community Hospital of Anderson Series 1993
     01-01-23                                       6.00                    10,000,000                  10,322,800
Health Facility Authority Hospital Revenue Bonds
   Union Hospital Series 1993 (MBIA Insured)
     09-01-18                                       5.125                   10,000,000                   9,820,000

Health Facility Finance Authority Hospital Revenue Bonds
   Hancock Memorial Series 1996
     08-15-17                                       6.125                    2,295,000                   2,429,625
La Porte County Hospital Authority Hospital Refunding
   Revenue Bonds La Porte Hospital Series 1993
     03-01-12                                       6.25                     5,070,000                   5,372,476
     03-01-23                                       6.00                     2,990,000                   3,121,052
Marion County Hospital Authority Hospital Facilities
   Refunding Revenue Bonds
   Methodist Hospital Series 1989 (MBIA Insured)
     09-01-08                                       6.50                    15,555,000                  17,122,166
     09-01-13                                       6.50                     4,115,000                   4,542,425
Municipal Power Agency Power Supply System
   Refunding Revenue Bonds
     01-01-18                                       5.75                     6,470,000                   6,480,546
Rockport Pollution Control Refunding Revenue Bonds
   Indiana Michigan Electric Series B
     03-01-16                                       7.60                     5,500,000                   5,979,325
St. Joseph County Hospital Authority
   Health Systems Revenue Bonds
   Memorial Health System
   Series 1998A (MBIA Insured)
     08-15-28                                       4.625                   30,000,000                  27,005,400
St. Joseph County Hospital Facility Revenue Bonds
   Memorial Hospital of South Bend
     06-01-10                                       9.40                     1,850,000                   2,389,405
Vincennes Economic Development
   Revenue Bonds Southwest Indiana
   Regional Youth Village Facility Series 1993
     01-01-24                                       8.50                    16,575,000                  17,828,070
                                                                                                       -----------
Total                                                                                                  142,936,161



Iowa (0.7%)
Iowa City Refunding Revenue Bonds Mercy Hospital
   Series 1986
     07-01-12                                       6.00                     6,300,000                   6,304,851
Keokuk Hospital Facilities Refunding Revenue Bonds
   Keokuk Area Hospital Series 1991
     12-01-21                                       7.625                    5,350,000                   5,799,132
Muscatine Electric Refunding Revenue Bonds Series 1986
     01-01-05                                       6.00                    10,845,000                  10,861,051
     01-01-06                                       6.00                    11,330,000                  11,346,768
     01-01-07                                       5.00                     2,250,000                   2,250,293
     01-01-08                                       5.00                     5,100,000                   5,100,408
                                                                                                       -----------
Total                                                                                                   41,662,503

Kentucky (0.9%)
Development Finance Authority Hospital Facility
   Revenue Bonds St. Luke Hospital Series 1989B
     10-01-19                                       6.00                    22,695,000                  23,546,516
Development Finance Authority Medical Center
   Refunding Revenue Improvement Bonds Ashland Hospital
   Series 1987
     08-01-11                                       9.75                     1,515,000                   1,559,026
Economic Development Finance Authority Hospital
   Refunding Revenue & Improvement Bonds
   Appalachian Regional Hospital Series 1997
     10-01-22                                       5.875                    5,000,000                   5,126,100
Muhlenberg County Hospital
   Refunding Revenue Bonds
   Muhlenberg Community Hospital Series 1996
     07-01-10                                       6.75                     9,565,000                  10,059,989
Turnpike Authority Economic Road Development
   Refunding Revenue Bonds Series 1993 Inverse Floater
   (AMBAC Insured)
     06-06-12                                       7.18                    15,000,000(d)               16,500,000
                                                                                                       -----------
Total                                                                                                   56,791,631



Louisiana (2.6%)
Calcasieu Parish Industrial Development Pollution Control
   Refunding Revenue Bonds Gulf State Utilities
   Series 1992
     10-01-12                                       6.75                    10,500,000                  11,286,240
Energy & Power Authority Refunding Revenue Bonds
   Rodemacher Unit  2 Series 1991 (FGIC Insured)
     01-01-13                                       6.00                    28,000,000                  29,139,320
Hodge Village Combined Utility System Revenue Bonds
   Stone Container Series 1990 A.M.T.
     03-01-10                                       9.00                    23,000,000                  24,716,260
New Orleans Audubon Park Commission Aquarium
   Revenue Bonds Series 1992A
     04-01-12                                       8.00                     7,100,000                   8,165,071
Public Facilities Authority Revenue Bonds
   Glen Retirement Systems Series 1995
     12-01-15                                       6.50                     1,000,000                   1,074,020
     12-01-25                                       6.70                     1,500,000                   1,627,500
Public Facilities Authority Revenue Bonds
   Windsor Multi-family Housing Foundation
   Series 1996A
     01-01-26                                       6.25                     9,570,000(l)                7,177,500
Southern Louisiana Port Commission Terminal
   Refunding Revenue Bonds Gatx Terminal Series 1993
     03-01-23                                       7.00                    13,180,000                  14,439,349
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light 2nd Series 1984
     12-01-14                                       8.00                    29,155,000                  31,441,335
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light Series 1991 A.M.T.
     06-01-21                                       7.50                    20,700,000                  22,662,153
West Feliciana Parish Demand Pollution Control
   Revenue Bonds Gulf State Utilities Series 1985B
     05-01-15                                       9.00                     6,000,000                   6,624,360
                                                                                                       -----------
Total                                                                                                  158,353,108




Maine (0.1%)
Finance Authority Multi-family Housing Revenue
   Obligation Securities Huntington Common
   Series 1997A
     09-01-27                                       7.50                     5,000,000                   5,172,000

Maryland (0.7%)
Frederick County Economic Refunding Revenue Bonds
   Alumax Series 1992
     04-01-17                                       7.25                     9,880,000                  10,724,641
Harford County Industrial Development Revenue Bonds
   Dorsey
     04-16-05                                       8.00                       484,000                     486,691
Prince George's County Hospital Revenue Bonds
   Dimensions Health Series 1992
     07-01-17                                       7.25                    11,400,000                  12,913,350
     07-01-22                                       7.00                     7,000,000                   7,864,010
State Transportation Authority Facility Capital Appreciation
   Revenue Bonds Zero Coupon Series 1992 (FGIC Insured)
     07-01-10                                       6.33                     3,000,000(e)                1,710,870
     07-01-11                                       6.33                     6,700,000(e)                3,601,183
State Transportation Authority Facility Revenue Bonds
   Zero Coupon Series 1992 (FGIC Insured)
     07-01-12                                       6.35                     5,000,000(e)                2,527,950
                                                                                                       -----------
Total                                                                                                   39,828,695

Massachusetts (3.2%)
Bay Transportation Authority Refunding Revenue Bonds
   Series 1994A (MBIA Insured)
     03-01-12                                       6.00                     8,000,000                   8,612,400
     03-01-21                                       4.75                     5,000,000                   4,733,350
Health & Educational Facilities Authority Revenue Bonds
   Berkshire Health Systems Series C
     10-01-11                                       5.90                     2,000,000                   2,079,900
     10-01-20                                       6.00                     4,000,000                   4,185,200
Health & Educational Facilities Authority Revenue Bonds
   Beverly Hospital Inverse Floater (MBIA Insured)
     06-18-20                                       7.12                     8,000,000(d)                8,880,000


Health & Educational Facilities Authority Revenue Bonds
   Charlton Memorial Hospital Series 1991B
     07-01-13                                       7.25                     6,455,000                   7,160,854
Health & Educational Facilities Authority Revenue Bonds
   Holyoke Hospital Series B
     07-01-15                                       6.50                       500,000                     532,765
Industrial Finance Agency Pollution Control Refunding
   Revenue Bonds Eastern Edison Series 1993
     08-01-08                                       5.875                    4,250,000                   4,415,708
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991A
     07-01-15                                       9.00                    18,885,000                  21,182,360
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991B A.M.T.
     07-01-15                                       9.25                    24,800,000                  27,816,920
Municipal Wholesale Electric Power Supply System
   Pre-refunded Revenue Bonds Series 1992B
     07-01-17                                       6.75                    10,130,000                  11,302,244
Municipal Wholesale Electric Power Supply System
   Revenue Bonds Series 1993A Inverse Floater
   (AMBAC Insured)
     07-01-18                                       6.87                     6,500,000(d)                6,727,500
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
     12-01-27                                       7.50                     2,000,000                   2,030,780
State Industrial Finance Agency Assisted Living Facility
   Revenue Bonds Newton Group Properties LLC
   Series 1997 A.M.T.
     09-01-27                                       8.00                     4,300,000                   4,480,127
State Water Authority
   Water & Sewer General Revenue Bonds
   Series 1998A (FSA Insured)
     08-01-27                                       4.75                    12,000,000                  11,193,000
Water Resource Authority General
   Refunding Revenue Bonds Series 1992B
     11-01-15                                       5.50                    22,175,000                  22,569,493

Water Resource Authority General Revenue Bonds
   Series 1993B-95B (MBIA Insured)
     12-01-25                                       5.00                     9,000,000                   8,776,710
Water Resource Authority General Revenue Bonds
   Series B (MBIA Insured)
     03-01-22                                       5.00                    10,000,000                   9,741,500
Water Resource Authority General Revenue Bonds
   Series 1992A
     07-15-19                                       6.50                     3,500,000                   4,144,140
Water Resource Authority General Revenue Bonds
   Series 1998A (FSA Insured)
     08-01-37                                       4.75                    24,500,000                  22,585,325
                                                                                                       -----------
Total                                                                                                  193,150,276

Michigan (4.0%)
Brandon School District Counties of Oakland & Lapeer
   Unlimited Tax General Obligation Refunding Bonds
   Series 1998 (AMBAC Insured)
     05-01-22                                       5.00                     2,675,000                   2,612,860
     05-01-26                                       5.00                     1,700,000                   1,657,466
Crawford County Economic Development Corporation
   Environmental Improvement Revenue Bonds
   Weyerhaeuser Series 1991A
     07-15-07                                       7.125                   10,800,000                  12,476,268
Detroit Unlimited Tax General Obligation Bonds
   Series 1993
     04-01-14                                       6.35                     5,725,000                   6,223,189
Detroit Unlimited Tax General Obligation Bonds
   Series 1995A
     04-01-15                                       6.80                     1,375,000                   1,591,054
Grosse Ile Township School District Unlimited Tax
   General Obligation Refunding Bonds
   Series 1998 (FGIC Insured)
     05-01-22                                       5.00                     2,300,000                   2,246,571
Lincoln Consolidated School District Unlimited Tax
   General Obligation Refunding Bonds (FGIC Insured)
     05-01-18                                       5.85                     6,455,000                   6,822,935

Midland  County  Economic  Development  Corporation  Pollution  Control  Limited
   Obligation Refunding Revenue Bonds Midland Cogeneration Series 1990 A.M.T.
     07-23-09                                       9.50                    35,200,000                  38,528,160
Midland County Economic Development Corporation
   Pollution Control Limited Obligation Refunding Revenue
   Bonds Midland Cogeneration Series 1990C
     07-23-09                                       8.50                    18,900,000                  20,345,283
Monroe County Pollution Control
   Revenue Bonds Detroit Edison A.M.T.
     12-01-19                                       7.75                    40,250,000(h)               43,253,455
State Hospital Finance Authority
   Hospital Pre-refunded Revenue Bonds
   McLaren Obligated Group Series 1991A
     09-15-21                                       7.50                     7,500,000                   8,416,350
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
     01-01-26                                       6.70                     3,000,000                   3,335,670
State Hospital Finance Authority
   Refunding Revenue Bonds Detroit Medical Center
   Series 1993A
     08-15-18                                       6.50                    10,000,000                  10,897,000
State Hospital Finance Authority
   Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
     01-01-16                                       6.625                    2,750,000                   3,054,067
State Hospital Finance Authority Revenue Bonds
   Central Michigan Community Hospital
     10-01-27                                       6.25                     2,095,000                   2,209,848
State Job Development Authority Pollution Control
   Revenue Bonds Chrysler
     11-01-99                                       5.70                     4,350,000                   4,450,050
Strategic Fund Environmental Improvement Limited
   Obligation Refunding Revenue Bonds
   Crown Paper Company Series 1997B
     08-01-12                                       6.25                     1,100,000                   1,134,243

Strategic Fund Limited Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1995AA (MBIA Insured)
     09-01-25                                       6.40                    12,000,000                  13,475,400
Strategic Fund Limited  Obligation  Refunding  Revenue  Bonds Great Lakes Pulp &
   Fibre Zero Coupon Series 1994 A.M.T.
     12-01-27                                      10.25                    21,509,600(e)               20,649,216
Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Ford Motor
   Series 1991A
     02-01-06                                       7.10                    16,400,000                  19,218,176
Troy City Downtown Development Authority
   Revenue Bonds Oakland County
   Series 1995A (Asset Guaranty)
     11-01-18                                       6.375                    1,000,000                   1,110,060
Van Buren Township Tax Increment Revenue Bonds
   Series 1994
     10-01-16                                       8.40                     3,990,000                   4,586,505
Wayne County Special Airport Facilities
   Refunding Revenue Bonds Northwest Airlines Series 1995
     12-01-15                                       6.75                    11,295,000                  12,438,280
                                                                                                       -----------
Total                                                                                                  240,732,106

Minnesota (3.9%)
Becker Solid Waste Disposal Facility
   Revenue Bonds Liberty Paper Series 1994B A.M.T.
     08-01-15                                       9.00                    17,800,000                  19,035,854
Bloomington Health Care Facility Revenue Bonds
   Friendship Village of Bloomington Series 1992
     04-01-02                                       8.50                     3,060,000                   3,307,585
Brainerd Economic Development Authority
   Health Care Facility Revenue Bonds
   Benedictine Health System St. Joseph Medical Center
     02-15-20                                       8.375                    4,670,000                   5,095,157
Duluth Economic Development Authority
   Health Care Facility Pre-refunded Revenue Bonds
   Benedictine Health System St. Mary's Medical Center
   Series 1990
     02-15-20                                       8.375                    8,300,000                   9,055,632
Duluth Housing & Redevelopment Authority
   1st Mortgage Revenue Bonds
   Lakeshore Lutheran Home
     07-01-00                                       8.00%                     $110,000                    $110,229
     07-01-09                                       8.25                       750,000                     751,710
Fergus Falls Health Care Facilities Revenue Bonds
   LRHC Long-Term Care Facility Series 1995
     12-01-25                                       6.50                     1,530,000                   1,666,124
International Falls Solid Waste Disposal
   Revenue Bonds Boise Cascade
   Series 1990 A.M.T.
     01-01-15                                       7.75                    10,000,000                  10,503,900
Little Canada Multi-family Housing Revenue Bonds
   Housing Alternative Development Company
   Series 1997A
     12-01-27                                       6.25                     1,755,000                   1,762,476
Mahtomedi Multi-family Housing
   Revenue Bonds Briarcliff A.M.T.
     06-01-36                                       7.35                     1,995,000                   2,073,703
Maplewood Elder Care Facility Revenue Bonds
   Care Institute Series 1994
     01-01-24                                       7.75                     8,000,000                   8,840,400
Maplewood  Multi-family  Housing  Refunding  Revenue Bonds Carefree  Cottages of
   Maplewood III Series 1995 A.M.T.
     11-01-32                                       7.20                     4,980,000                   5,103,305
Mille Lacs Capital Improvement Authority Infrastructure
   Revenue Bonds Series 1992A
     11-01-12                                       9.25                     4,455,000                   5,471,453
Minneapolis Housing & Healthcare Facility Revenue Bonds
   Augustana Chapel View Homes Incorporated Series 1997
     06-01-27                                       6.75                     2,640,000                   2,764,397
Richfield Multi-family Housing
   Refunding Revenue Bonds
   Village Shores Apartments Series 1996
     08-01-31                                       7.625                    4,970,000                   5,140,620

Robbinsdale Multi-family Housing Revenue Bonds
   Copperfield Hill Series 1996A
     12-01-31                                       7.35                     3,500,000                   3,569,195
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Series 1992
     01-01-18                                       5.75                    32,210,000                  33,294,833
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
     01-01-21                                       6.72                    13,500,000(e)                4,252,365
Southern Minnesota Municipal Power Agency
   Power Supply System Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
     01-01-23                                       6.75                    27,500,000(e)                7,812,475
     01-01-25                                       6.75                    27,500,000(e)                7,045,225
     01-01-26                                       6.75                    27,500,000(e)                6,671,775
     01-01-27                                       6.75                    12,450,000(e)                2,869,351
Southern Minnesota Municipal Power Agency
   Power Supply System Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
     01-01-22                                       6.73                    17,500,000(e)                5,235,125
     01-01-24                                       6.75                    19,960,000(e)                5,385,008
St. Louis Park Health Care Facilities
   Pre-refunded Revenue Bonds
   Park Nicollet Medical Center Series 1990A
     01-01-20                                       9.25                     6,000,000                   6,596,700
St. Louis Park Health Care Facilities Revenue Bonds
   Healthsystem Minnesota Obligated Group Series 1993
   Inverse Floater (AMBAC Insured)
     07-01-05                                       4.73                    10,200,000(d)               10,467,750
St. Louis Park Health Care Facilities Revenue Bonds
   Healthsystem Minnesota Obligated Group Series 1993B
   Inverse Floater (AMBAC Insured)
     07-01-13                                       5.73                    18,000,000(d)               18,270,000
St. Louis Park Multi-family Housing
   Refunding Revenue Bonds
   Park Boulevard Towers Series 1996A
     04-01-31                                       7.00                    11,540,000                  11,936,284
St. Paul Housing & Redevelopment Authority
   Health Care Facility Revenue Bonds Lynblomsten
   Multi-family Rental Housing Series 1993B
     11-01-24                                       7.00%                   $2,780,000                  $2,822,117
St. Paul Housing & Redevelopment Authority
   Health Care Facility Revenue Bonds
   Lyngblomsten Care Center Series 1993A
     11-01-06                                       7.125                    1,800,000                   1,930,500
     11-01-17                                       7.125                    2,735,000                   2,932,194
St. Paul Port Authority Redevelopment Multi-family
   Refunding Revenue Bonds Burlington Apartments
   Series A (GNMA Insured)
     05-01-31                                       5.75                    14,355,000                  14,681,002
St. Paul Port Authority Redevelopment Multi-family
   Subordinate Refunding Revenue Bonds
   Burlington Apartments Series A
     02-01-31                                       8.625                    3,770,000                   3,829,792
Vadnais Heights Multi-family Housing
   Refunding Revenue Bonds Cottages of Vadnais Heights
   Series 1995 A.M.T.
     12-01-31                                       7.00                     1,980,000                   2,028,074
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds
   Woodbury Multi-family Housing Series 1996
     12-01-23                                       6.95                     4,905,000                   5,029,832
                                                                                                       -----------
Total                                                                                                  237,342,142

Mississippi (0.7%)
Claiborne County Pollution Control Refunding Revenue Bonds
   System Energy Resources Series 1995
     05-01-25                                       7.30                     4,000,000                   4,227,640
Claiborne County Pollution Control Revenue Bonds
   Middle South Energy
     12-01-13                                       9.50                     1,500,000                   1,578,645
Harrison County Waste Water Management District
   Refunding Bonds Series 1986
     02-01-15                                       5.00                     4,250,000                   4,322,038

Jackson Industrial Development Revenue Bonds Dorsey
     04-16-05                                       8.00                       422,000                     426,186
Lowndes County Solid Waste Disposal Pollution Control
   Refunding Revenue Bonds Weyerhaeuser Series 1989
   Inverse Floater
     04-01-22                                       8.00                     4,000,000(d)                4,801,800
Lowndes County Solid Waste Disposal Pollution Control Revenue Bonds Weyerhaeuser
   Series 1989 A.M.T.
     12-01-05                                       7.875                   12,250,000                  13,186,758
Medical Center Educational Building
   Hospital Refunding Revenue Bonds
   University of Mississippi Medical Center
   Series 1998B (AMBAC Insured)
     12-01-23                                       5.50                    14,000,000                  14,876,960
                                                                                                       -----------
Total                                                                                                   43,420,027

Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
   St. Louis Sponsor Series 1991B
     08-15-21                                       7.00                     5,810,000                   6,575,410
Sikeston Electric System Refunding Revenue Bonds
   Series 1992 (MBIA Insured)
     06-01-02                                       5.80                     4,165,000                   4,420,939
St. Louis Industrial Development Authority
   Refunding Revenue Bonds Kiel Center
   Multi-purpose Arena Series 1992 A.M.T.
     12-01-24                                       7.875                   15,400,000                  16,755,508
St. Louis Regional Convention & Sports Complex Authority
   Refunding Revenue Bonds Series 1991C
     08-15-21                                       7.90                     2,575,000                   3,021,788
St. Louis Regional Convention & Sports Complex Authority
   Revenue Bonds Series 1991C
     08-15-21                                       7.90                       125,000                     139,495
State Enviornment & Improvement Energy Resources
   Authority Pollution Control Revenue Bonds Chrysler
     10-01-99                                       5.70                     9,250,000                   9,395,410
                                                                                                       -----------
Total                                                                                                   40,308,550




Nebraska (--%)
Omaha Public Power District Electric System
   Revenue Bonds Series 1986A
     02-01-15                                       6.00                     1,370,000                   1,511,480

Nevada (0.8%)
Clark County Collateralized Pollution Control Revenue Bonds
   Nevada Power A.M.T.
     10-01-09                                       7.80                    11,850,000                  12,509,097
Clark County Industrial Development Revenue Bonds
   Nevada Power Series 1990 A.M.T.
     06-01-20                                       7.80                     5,000,000                   5,362,550
Clark County Passenger Facility Charge Airport
   Refunding Revenue Bonds
   Las Vegas McCarran Intl Airport
   Series 1998 (MBIA Insured)
     07-01-22                                       4.75                    10,000,000                   9,437,900
Las Vegas Redevelopment Agency Tax Increment
   Subordinate Lien Revenue Bonds Series 1994A
     06-15-10                                       6.00                     2,000,000                   2,102,000
     06-15-14                                       6.10                     2,750,000                   2,876,665
Las Vegas Special Improvement District  707
   Local Improvement Bonds
   Summerlin Area Series 1996
     06-01-16                                       7.10                     6,000,000                   6,229,680
Washoe County Hospital Revenue Bonds
   Washoe Medical Center Series 1993A
     06-01-15                                       6.00                     7,250,000                   7,612,935
                                                                                                       -----------
Total                                                                                                   46,130,827

New Hampshire (2.0%)
Business Financial Authority Pollution Control
   Refunding Revenue Bonds United Illuminating
   Series 1993A
     10-01-33                                       5.875                   13,200,000                  13,445,784

Business Financial Authority Pollution Control &
   Solid Waste Disposal Refunding Revenue Bonds
   Crown Paper Company Series 1996
     01-01-22                                       7.75                     4,255,000                   4,940,055
Industrial Development Authority Pollution Control
   Revenue Bonds State Public Service Series 1991B
     05-01-21                                       7.50                    51,485,000                  54,696,119
Industrial  Development  Authority  Pollution Control Revenue Bonds State Public
   Service Series 1991C A.M.T.
     05-01-21                                       7.65                    25,000,000                  26,693,500
Industrial Development Authority Pollution Control
   Revenue Bonds United Illuminating Series 1989A A.M.T.
     12-01-14                                       8.00                     8,000,000                   8,530,800
State Higher Education & Health Facility Authority Hospital
   Revenue Bonds Hitchcock Clinic Series 1994
   (MBIA Insured)
     07-01-24                                       6.00                    13,000,000                  13,937,950
                                                                                                       -----------
Total                                                                                                  122,244,208

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
   St. Peter Medical Center Series 1994F (MBIA Insured)
     07-01-16                                       5.00                    10,000,000                   9,835,900
Health Care Facility Finance Authority Revenue Bonds
   Zurbrugg Memorial Hospital Series C
     07-01-12                                       8.50                     3,500,000                   3,578,085
                                                                                                       -----------
Total                                                                                                   13,413,985

New Mexico (1.5%)
Albuquerque Health Care System Revenue Bonds
   Lovelace Medical Fund
     03-01-11                                      10.25                        55,000                      55,829
Bernalillo County Muti-family Housing Revenue Bonds
   Series 1997D
     04-01-27                                       7.70                     9,985,000                  10,256,492
Farmington Pollution Control Refunding Revenue Bonds
   Series 1996A-B
     12-01-16                                       6.30                    10,000,000                  10,760,100
Farmington Pollution Control Refunding Revenue Bonds
   Series 1997A
     10-01-20                                       6.95%                   $4,000,000                  $4,520,440
Farmington Pollution Control Refunding Revenue Bonds
   State Public Service San Juan Series 1994A
     08-15-23                                       6.40                    30,650,000                  32,438,734
Farmington Power Refunding Revenue Bonds
   Generating Division
     01-01-13                                       9.875                    5,000,000                   6,639,600
Las Vegas Hospital Facility Refunding Revenue Bonds
   Northeastern Regional Hospital Series 1987
     08-01-13                                       9.625                    5,525,000                   5,641,080
Lordsberg Pollution Control Refunding Revenue Bonds
   Phelps Dodge
     04-01-13                                       6.50                    20,000,000                  21,887,200
                                                                                                       -----------
Total                                                                                                   92,199,475

New York (9.4%)
Battery Park City Authority Refunding Revenue Bonds
   Series 1993A
     11-01-10                                       5.50                     9,940,000                  10,414,039
Dormitory Authority New York City
   University System Consolidated 2nd Generation
   Resource Revenue Bonds Series 1994A
     07-01-18                                       5.75                     5,500,000                   5,924,160
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990C
     07-01-16                                       6.00                    39,465,000                  40,142,614
     07-01-17                                       5.00                    20,820,000                  20,147,514
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990D
     07-01-09                                       7.00                     5,000,000                   5,769,650
Dormitory Authority New York Court Facility Lease
   Revenue Bonds Series 1993A
     05-15-16                                       5.375                   11,000,000                  11,085,470

Dormitory Authority New York State
   Memorial Sloan-Kettering Cancer Center
   Series 1998 (MBIA Insured)
     07-01-20                                       5.75                     7,500,000                   8,236,050
     07-01-23                                       5.50                     7,700,000                   8,304,296
Dormitory Authority New York State University Education
   Facility Revenue Bonds Series 1993A
     05-15-13                                       5.50                    24,530,000                  26,077,352
Long Island Power Authority
   Revenue Bonds Series A
     12-01-26                                       5.25                     8,445,000                   8,334,286
     12-01-29                                       5.50                     7,500,000                   7,575,375
Metropolitan Transportation Authority
   Transportation Facility Revenue Bonds
   Series 1998A (MBIA Insured)
     07-01-24                                       4.75                    12,850,000                  12,133,844
NewYork & New  Jersey  Port  Authority  Special  Obligation  Revenue  Bonds KIAC
   Partners Series 4 A.M.T.
     10-01-19                                       6.75                     3,500,000                   3,849,755
New York City General Obligation Bonds Series 1992B
     02-01-00                                       7.40                    30,000,000                  31,575,000
New York City General Obligation Bonds Series 1996F-G
     02-01-19                                       5.75                     5,500,000                   5,718,735
     02-01-20                                       5.75                     2,325,000                   2,415,675
New York City General Obligation Bonds
   Series 1998H
     08-01-22                                       5.00                    30,000,000                  28,739,700
New York City Industrial Development Agency
   Special Facility Revenue Bonds American Airlines
   Series 1990 A.M.T.
     07-01-20                                       8.00                    16,130,000                  16,778,749
New York City Municipal Water Finance Authority
   Water & Sewer System Refunding Revenue Bonds
   Series 1998D (MBIA Insured)
     06-15-25                                       4.75                     8,000,000                   7,535,520
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series B
     06-15-17                                       5.00                     6,255,000                   6,194,201
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1994B Inverse Floater (MBIA Insured)
     06-15-09                                       6.58%                  $15,500,000(d)              $16,526,875
New York City Municipal Water Financial Authority
   Water & Sewer System Revenue Bonds Series A
     06-15-21                                       6.25                    55,500,000                  58,523,640
New York City Pre-refunded Unlimited General
   Obligation Bonds Series 1994B-1
     08-15-16                                       7.00                     2,945,000                   3,419,469
New York City Transitional Finance Authority
   Future Tax Secured Sales Tax Revenue Bonds
   Series 1998B
     11-15-27                                       4.50                    15,000,000                  13,467,000
New York City Un-refunded Balance Unlimited
   General Obligation Bonds Series 1994B-1
     08-15-16                                       7.00                    13,555,000                  15,690,455
New York City Unlimited Tax General
   Obligation Bonds Series 1996G
     02-01-17                                       5.75                    20,000,000                  20,857,200
New York City Unlimited Tax General
   Obligation Bonds Series 1998F
     08-01-23                                       5.00                     7,235,000                   6,924,980
New York City Unlimited Tax General
   Obligation Bonds Series 1998G
     08-01-22                                       5.00                    10,000,000                   9,579,900
North Hempstead Nassau County New York
   Various Purpose Bonds
   Series 1998A (FGIC Insured)
     01-15-23                                       4.75                     3,100,000                   2,927,857
Port Authority Special Project Bonds La Guardia
   Airport Passenger Terminal Continental &
   Eastern Airlines A.M.T.
     12-01-06                                       9.00                     2,645,000                   2,958,300

Port Authority  Special  Project  Bonds La Guardia  Airport  Passenger  Terminal
   Continental & Eastern Airlines Series 2 A.M.T.
     12-01-10                                       9.00                     8,800,000                   9,842,360
     12-01-15                                       9.125                   17,500,000                  19,622,750
State Dormitory Authority State University Education Facility
   Pre-refunded Revenue Bonds Series 1990A
     05-15-12                                       7.70                    10,000,000                  10,895,900
State Housing Finance Agency Service Contract Obligation
   Revenue Bonds Series 1995A
     03-15-25                                       6.50                    12,475,000                  13,804,211
State Housing Finance Agency State University Construction
   Refunding Bonds Series 1986A
     05-01-13                                       6.50                     3,500,000                   4,099,060
State Local Government Assistance
   Sales Tax Refunding Revenue Bonds
   Series 1997B (MBIA Insured)
     04-01-20                                       4.875                    7,000,000                   6,748,840
     04-01-21                                       5.00                    28,575,000                  27,963,781
State Medical Facilities Finance Agency Mental Health Services
   Improvement Refunding Revenue Bonds Series 1993D
     08-15-23                                       5.25                    15,000,000                  14,853,900
State Medical Facilities Finance Agency Mental Health Services
   Improvement Refunding Revenue Bonds Series 1993F
     02-15-19                                       5.25                     5,790,000                   5,731,868
State Urban Development Correctional Capital
   Facilities Refunding Revenue Bonds Series 1993A
     01-01-21                                       5.25                    12,110,000                  11,936,100
State Urban Development Correctional Facility
   Refunding Revenue Bonds Series A
     01-01-16                                       5.50                     2,750,000                   2,782,148
State Urban Development Correctional Facility
   Revenue Bonds Series 6
     01-01-25                                       5.375                    9,000,000                   9,022,950

State Urban Development Correctional
   Facility Services Contract Lease Revenue Bonds
   Series 1998A (FSA Insured)
     01-01-28                                       5.00                    10,000,000                   9,743,300
                                                                                                       -----------
Total                                                                                                  564,874,829

North Carolina (3.7%)
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1986A
     01-01-17                                       5.00                     6,500,000                   6,480,883
     01-01-18                                       4.00                     8,675,000                   7,678,590
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1988A
     01-01-26                                       6.00                     1,940,000                   2,220,369
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1989A
     01-01-10                                       7.50                    29,160,000                  36,011,923
     01-01-11                                       5.50                    37,800,000                  37,858,590
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1991A
     01-01-19                                       5.75                    55,000,000                  55,367,950
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1993B
     01-01-12                                       6.25                    24,655,000                  26,129,616
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1994B
     01-01-07                                       7.25                     5,000,000                   5,817,300
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series B
     01-01-09                                       6.125                   10,000,000                  10,872,800
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
     01-01-13                                       5.875                    2,300,000                   2,375,210

Municipal Power Agency  1 Catawba Electric
   Revenue Bonds Series 1993
   Inverse Floater (MBIA Insured)
     01-01-12                                       6.72                     7,400,000(d)                7,918,000
     01-01-20                                       6.92                    15,000,000(d)               15,712,500
Offiss Incorporated Recreational Facilities
   Gross Revenue Bonds Smoky Mountain Golf Course
   Series 1994-96
     03-01-19                                       8.38                     8,295,000(l)                7,864,655
                                                                                                       -----------
Total                                                                                                  222,308,386

North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds
   Dakota Hospital Series 1992
     11-15-12                                       6.875                    3,000,000                   3,366,630
     11-15-22                                       7.00                     4,250,000                   4,788,900
Ward County Health Care Facilities
   Refunding Revenue Bonds Series 1996B
     07-01-21                                       6.25                     4,000,000                   4,272,040
Ward County Health Care Facilities
   Refunding Revenue Bonds Trinity Group Series 1996A
     07-01-26                                       6.25                     6,110,000                   6,525,541
                                                                                                       -----------
Total                                                                                                   18,953,111

Ohio (3.1%)
Air Quality Development Authority Pollution Control
   Refunding Revenue Bonds Cleveland Electric
   Company Series 1997B
     08-01-20                                       6.00                    10,000,000                  10,420,800
Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison Series A
     05-15-29                                       5.95                    13,300,000                  13,763,771
Air Quality Development Authority Pollution Control
   Revenue Bonds Ohio Edison Series 1989A
     07-01-23                                       7.625                    6,750,000                   7,069,275

Bellefontaine Hospital Facility
   Refunding Revenue Bonds
   Mary Rutan Health Association of Logan County Series 1993
     12-01-13                                       6.00                     5,330,000                   5,561,908
Butler County Hospital Facility Improvement
   Refunding Revenue Bonds
   Fort Hamilton-Hughes Memorial Center Series 1991
     01-01-10                                       7.50                     9,800,000                  10,632,902
Carroll Water & Sewer District Unlimited Tax
   General Obligation Bonds
     12-01-10                                       6.25                     2,000,000                   1,993,300
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds
     12-01-10                                       6.25                     8,340,000                   8,772,846
Cleveland Parking Facilities Improvement
   Revenue Bonds Series 1992
     09-15-22                                       8.10                    15,000,000                  17,520,000
Coshocton County Solid Waste Disposal
   Refunding Revenue Bonds
   Stone Container Series 1992
     08-01-13                                       7.875                   17,500,000                  19,398,750
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds
   Judson Retirement Community Series 1996A
     11-15-13                                       7.25                     2,080,000                   2,272,795
     11-15-18                                       7.25                     4,130,000                   4,512,810
Erie County Hospital Improvement Refunding
   Revenue Bonds Firelands Community Hospital Series 1992
     01-01-15                                       6.75                     6,540,000                   7,115,585
Lorain County Independent Living & Hospital Facilities
   Refunding Revenue Bonds
   Elyria United Methodist Series 1996C
     06-01-22                                       6.875                    3,100,000                   3,412,139

Marion County Health Care Facilities Improvement
   Refunding Revenue Bonds United Church Homes
   Series 1993
     11-15-10                                       6.375                    2,000,000                   2,117,140
Marion County Health Care Facilities
   Refunding & Improvement Revenue Bonds
   United Church Homes Series 1993
     11-15-15                                       6.30                     1,800,000                   1,897,236
Montgomery County Health Facilities
   Refunding Revenue Bonds
   Friendship Village Dayton Series 1990A
     02-01-16                                       9.25                     9,025,000                   9,941,038
State Department of Administrative Services
   Certificates of Participation
   Rickenbacker Port Authority
   Series 1997 (AMBAC Insured)
     06-15-17                                       5.00                     1,300,000                   1,288,937
State Water Development Authority Collateralized Pollution Control Revenue Bonds
   Cleveland Electric Series 1989 A.M.T.
     10-01-23                                       8.00                    10,000,000                  10,335,600
State Water Development Authority Collateralized Pollution Control Revenue Bonds
   Toledo Edison Series 1989 A.M.T.
     10-01-23                                       8.00                     8,500,000                   8,943,615
State Water Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
     08-01-25                                       7.70                    13,000,000                  14,926,210
State Water Development Authority Pollution Control
   Refunding Revenue Bonds Toledo Edison
   Series 1994A A.M.T.
     10-01-23                                       8.00                    10,000,000                  11,509,900
State Water Development Authority Pollution Control
   Revenue Bonds Ohio Edison A.M.T.
     10-01-23                                       8.10                    10,000,000                  10,652,800
                                                                                                       -----------
Total                                                                                                  184,059,357




Oklahoma (1.1%)
Grand River Dam Authority Refunding Revenue Bonds
   Series 1987
     06-01-12                                       5.00                    10,105,000                  10,105,707
Hinton Economic Development Authority
   Certificate of Participation Dominion Leasing
   Series 1990A
     07-01-15                                       9.75                    19,090,000                  23,025,213
Hinton Economic Development Authority
   Certificate of Participation Series 1994
     07-01-15                                       8.75                    11,675,000                  13,228,592
Jackson County Hospital Authority
   Refunding Revenue Bonds
   Jackson County Memorial Hospital Series 1994
     08-01-15                                       7.30                     6,580,000                   7,147,328
Midwest City Memorial Hospital Authority Hospital
   Revenue Bonds Series 1992
     04-01-22                                       7.375                    7,815,000                   8,815,945
Stillwater Medical Center Authority
   Hospital Revenue Bonds Series 1997B
     05-15-19                                       6.50                     1,750,000                   1,887,340
                                                                                                       -----------
Total                                                                                                   64,210,125

Oregon (0.5%)
State Health Housing Educational & Cultural Facilities
   Authority Revenue Bonds Oregon Baptist Retirement
   Homes-Weidler Retirement Center Series 1995
     11-15-26                                       8.00                     7,720,000                   8,661,995
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994A
     01-01-21                                       7.125                   13,600,000                  14,767,968
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994B A.M.T.
     01-01-16                                       7.40                     9,000,000                   9,898,650
                                                                                                       -----------
Total                                                                                                   33,328,613



Pennsylvania (4.1%)
Allegheny County Industrial Development Authority
   Environment Improvement Revenue Bonds
   USX Corporation Series 1994A
     12-01-20                                       6.70                     6,000,000                   6,632,520
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
     05-01-25                                       7.625                    7,500,000                   8,551,800
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995A
     07-15-25                                       7.75                    21,150,000                  24,454,899
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Toledo Edison Series 1995A
     05-01-20                                       7.75                    14,000,000                  16,252,600
Beaver County Industrial Development Authority
   Pollution Control Revenue Bonds Ohio Edison
     09-01-24                                       7.75                    34,650,000                  36,541,197
Beaver County Industrial Development Authority
   Pollution Control Revenue Bonds
   Toledo Edison-Beaver Valley Series 1995
     05-01-20                                       7.625                   11,700,000                  13,370,058
Butler County Industrial Development Authority Health Care
   Refunding Revenue Bonds Pittsburgh Lifetime Care
   Community Sherwood Oaks Series 1993
     06-01-11                                       5.75                     2,000,000                   2,097,360
     06-01-16                                       5.75                     3,000,000                   3,095,850
Convention Center Authority Refunding Revenue Bonds
   Philadelphia Series 1994A
     09-01-19                                       6.75                     5,300,000                   5,924,976
Delaware County Authority 1st Mortgage Revenue Bonds
   Riddle Village Series 1996
     06-01-26                                       7.00                    10,000,000                  10,489,200

Delaware County Authority 1st Mortgage Revenue Bonds
   Whitehorse Village Continuing Care Series 1989
     07-01-09                                       9.70                     1,000,000                   1,089,980
     07-01-19                                       9.70                    10,000,000                  10,899,800
Delaware County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Philadelphia Electric Series A
     04-01-21                                       7.375                      900,000                     975,726
Harrisburg Dauphin County General Obligation Bonds
    Zero Coupon Series 1997F (AMBAC Insured)
     09-15-20                                       5.50                     3,000,000(e)                  951,000
     09-15-21                                       5.52                     1,000,000(e)                  300,330
     09-15-22                                       5.52                     1,000,000(e)                  285,080
Montgomery County Higher Education & Health Authority
   Retirement Community Revenue Bonds G.D.L. Farms
   Series A
     01-01-20                                       9.50                     3,000,000                   3,304,020
Philadelphia Gas Works Revenue Bonds Series 13
     06-15-21                                       7.70                     4,150,000                   4,654,391
Philadelphia Hospital & Higher Education Facility
   Authority Hospital Revenue Bonds
   Albert Einstein Medical Center
     04-01-11                                       7.625                   15,545,000                  16,243,281
Philadelphia Municipal Authority Lease
   Refunding Revenue Bonds Series 1993D
     07-15-13                                       6.25                     2,500,000                   2,662,050
     07-15-17                                       6.30                     1,550,000                   1,652,486
Philadelphia Water & Sewer Revenue Bonds Series 16
     08-01-10                                       7.50                    13,200,000                  14,778,588
     08-01-18                                       7.00                    14,000,000                  15,221,220
Philadelphia Water & Wastewater Revenue Bonds
   Series 1993 (CGIC Insured)
     06-15-15                                       5.50                    11,000,000                  11,250,800
State Department of General Services Certificate of
   Participation Series 1994A (AMBAC Insured)
     07-01-15                                       5.00                    25,000,000                  24,604,000

Wilkins Industrial Development Authority Revenue Bonds
   Retirement Community Longwood at Oakmont
   Series 1991A
     01-01-21                                      10.00                     8,495,000                   9,922,330
                                                                                                       -----------
Total                                                                                                  246,205,542

Puerto Rico (1.0%)
Commonwealth of Puerto Rico Public Improvement
   General Obligation Refunding Revenue Bonds
   Series 1998
     07-01-23                                       4.50                    13,200,000                  11,895,576
Electric Power Agency Revenue Bonds Series N
     07-01-10                                       6.00                    40,000,000                  40,705,600
Electric Power Agency Revenue Bonds Series O
     07-01-10                                       6.00                     5,305,000                   5,398,580
                                                                                                       -----------
Total                                                                                                   57,999,756

South Carolina (1.0%)
Cherokee County Spring City Industrial Development
   Revenue Bonds Knitting Cluett Peabody
     09-01-09                                       7.40                     5,200,000                   6,260,748
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1986B
     01-01-24                                       5.75                     7,550,000                   7,550,226
Public Service Authority Electric System Expansion
   Revenue Bonds Santee Cooper Series 1991D
     07-01-31                                       6.625                   14,975,000                  16,650,104
Public Service Authority Electric System Revenue Bonds
   Santee Cooper Series 1991B
     07-01-31                                       6.00                     8,000,000                   8,453,120
Public Service Authority Electric System Revenue Bonds
   Santee Cooper Series 1993A Inverse Floater
   (MBIA Insured)
     06-28-13                                       6.94                    17,700,000(d)               18,894,750
                                                                                                       -----------
Total                                                                                                   57,808,948



South Dakota (0.5%)
Heartland Consumers Power District Electric System
   Refunding Revenue Bonds Series 1986
     01-01-10                                       6.00                    10,205,000                  11,171,515
Sioux Falls Multi-family Housing Revenue Bonds
   Series 1996A
     12-01-34                                       7.50                    12,200,000                  13,212,478
State Lease Revenue Trust Certificates Series 1993
   (CGIC Insured)
     09-01-17                                       6.70                     7,260,000                   8,726,375
                                                                                                       -----------
Total                                                                                                   33,110,368

Tennessee (0.4%)
Nashville & Davidson Counties Health & Education
   Facilities Board Revenue Bonds
   Zero Coupon Escrowed to Maturity
     06-01-21                                       5.38                    29,109,000(e)                8,544,074
Nashville & Davidson Counties Health & Education
   Facilities 1st Mortgage Revenue Bonds
   Blakeford at Green Hills CCRC
     07-01-24                                       9.25                    12,230,000                  15,577,718
                                                                                                       -----------
Total                                                                                                   24,121,792

Texas (6.8%)
Alliance Airport Authority Special Facility Revenue Bonds
   American Airlines Series 1990 A.M.T.
     12-01-29                                       7.50                    37,400,000                  40,356,844
Austin Combined Utility Systems Refunding Revenue Bonds
   Series 1985
     05-15-10                                      10.75                    10,000,000                  11,263,700
     05-15-15                                      10.75                     2,000,000                   2,252,740
Austin Combined Utility Systems Refunding Revenue Bonds
   Series 1986
     11-15-13                                       5.00                    20,000,000                  19,914,400
Board of Regents of the University System General
   Refunding Revenue Bonds Series 1986
     08-15-07                                       6.50                     2,565,000                   2,880,905

Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1989A A.M.T.
     01-01-19                                       8.25                    14,000,000                  14,582,260
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1990A A.M.T.
     02-01-20                                       8.125                   13,205,000                  14,201,185
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1991A A.M.T.
     03-01-21                                       7.875                   24,450,000                  26,857,347
Castlewood Municipal Utility District Water &
   Sewer Systems Unlimited Tax & Refunding Revenue Bonds
   Series 1997
     04-01-14                                       6.75                     2,860,000                   3,007,176
Colony Municipal Utility District  1 Denton County
   Series 1980
     08-01-07                                       9.25                     1,000,000                   1,362,060
Cypress Hill Municipal Utility District  1
   General Obligation Bonds
     09-01-22                                       5.30                     2,045,000(k)                2,004,611
Dallas &  Fort  Worth  International  Airport  Special  Facility  Revenue  Bonds
   American Airlines Series 1990 A.M.T.
     11-01-25                                       7.50                    26,200,000                  28,243,338
Dallas & Fort Worth  International  Airport Special Facility Revenue Bonds Delta
   Air Lines Series 1991 A.M.T.
     11-01-26                                       7.125                   13,500,000                  14,411,115
Dallas Civic Center Miscellaneous Refunding Revenue
   & Improvement Bonds Series 1998 (MBIA Insured)
     08-15-23                                       4.875                   29,850,000                  28,655,403
Denison Hospital Authority Hospital Revenue Bonds
   Texoma Medical Center Series 1994
     08-15-24                                       7.10                     3,950,000                   4,418,944
Harris County Health Facilities Hospital Revenue Bonds
   Memorial Hospital Series 1992
     06-01-15                                       7.125                   16,000,000                  17,934,880

Harris County Industrial Development Marine Terminal
   Refunding Revenue Bonds GATX Terminal Series 1992
     02-01-22                                       6.95                    15,000,000                  16,291,800
Hidalgo County Health Services Corporation
   Hospital Revenue Bonds Mission Hospital
   Series 1996
     08-15-26                                       6.875                    7,880,000                   8,665,321
Interstate Municipal Utility District
   Unlimited Tax Bonds Harris County Series 1996
     09-01-21                                       6.75                     3,020,000                   3,267,459
Karnes County Public Facility Lease Revenue Bonds
     03-01-15                                       9.20                    15,645,000                  16,763,930
Kings Manor Municipal Utility District
   Waterworks & Sewer Systems Combination
   Unlimited Tax & Revenue Bonds Series 1995
     03-01-18                                       6.875                    2,470,000                   2,710,899
Lower Colorado River Authority Combined Utility
   Junior Lien Revenue Bonds 7th Supplement
   Series 1998 (FSA Insured)
     01-01-28                                       4.75                    10,500,000                   9,850,050
Midland County Hospital District Revenue Bonds Series 1992
     06-01-16                                       7.50                     3,025,000                   3,413,924
Mineral Wells Independent School Districts Palo Pinto &
   Parker Counties Unlimited Tax General Obligation School
   Building & Refunding Bonds Series 1998
   Permanent School Fund Guarantee
     02-15-22                                       4.75                     5,430,000                   5,112,888
     02-15-28                                       4.75                     8,345,000                   7,791,309
Municipal Power Agency Refunding Revenue Bonds
   (MBIA Insured)
     09-01-09                                       5.25                     8,000,000                   8,502,960
Municipal Power Agency Revenue Bonds
     09-01-13                                       5.50                     7,410,000                   7,416,299
Plano Collin & Denton Counties Limited Tax General
   Obligation Bonds Series 1986
     03-01-06                                       6.00                     1,600,000                   1,609,088

Rio Grande City Consolidated Independent School District
   Public Facilities Lease Revenue Bonds Series 1995
     07-15-10                                       6.75                     4,000,000                   4,382,840
Sabine River  Authority  Collateralized  Pollution  Control  Revenue Bonds Texas
   Utilities Electric Series 1990A A.M.T.
     02-01-20                                       8.125                   30,500,000                  32,800,920
San Antonio Electric & Gas Systems
   Refunding Revenue Bonds Series 1989B
     02-01-16                                       5.00                    11,000,000                  10,809,260
San Antonio Electric & Gas Systems
   Revenue Bonds Series 1987
     02-01-14                                       5.00                     8,680,000                   8,632,781
State Public Finance Authority Unlimited Tax
   General Obligation Refunding Bonds
   Zero Coupon Series 1998
     10-01-13                                       5.23                     4,000,000(e)                1,895,080
     10-01-14                                       5.28                     6,000,000(e)                2,622,540
Uvalde Consolidated Independent School District
   General Obligation Bonds
   Permanent School Fund Guarantee
     08-01-22                                       4.50                     5,100,000                   4,624,629
West Side Calhoun County Navigation  District Solid Waste Disposal Revenue Bonds
   Union Carbide Chemical & Plastics Series 1991 A.M.T.
     03-15-21                                       8.20                    17,550,000                  19,430,307
                                                                                                       -----------
Total                                                                                                  408,941,192

Utah (1.7%)
Association Municipal Power System Hunter Series A
   (AMBAC Insured)
     07-01-12                                       5.50                     4,000,000                   4,001,640
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Associates Series 1991 A.M.T.
     07-01-18                                       9.25                    25,350,000(l)               13,942,500
Housing Finance Agency Single Family Mortgage
   Senior Bonds Series 1991C (FGIC Insured)
     07-01-11                                       7.30                       740,000                     781,714
     07-01-16                                       7.35                       585,000                     617,520
Hurricane Health Facilities Development Revenue Bonds
   Mission Health Services Series 1990
     07-01-20                                      10.50%                   $7,570,000                  $8,447,741
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1993B Inverse Floater
     07-01-11                                       7.06                     7,600,000(d)                8,246,000
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1996C (MBIA Insured)
     07-01-17                                       5.70                    46,000,000                  48,360,720
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series F (AMBAC Insured)
     07-01-13                                       5.00                     5,000,000                   4,999,800
Intermountain Power Agency Power Supply
   Revenue Bonds Series 1987A (MBIA Insured)
     07-01-12                                       5.00                     8,000,000                   8,000,080
Tooele County Pollution Control Refunding Revenue Bonds
   Laidlaw Environmental Services Incorporated
   Series 1997A A.M.T.
     07-01-27                                       7.55                     4,000,000                   4,430,400
                                                                                                       -----------
Total                                                                                                  101,828,115

Virginia (0.7%)
Fairfax County Economic Development Authority
   Educational Facilities Revenue Bonds
   Browne Academy Series 1998
     10-01-08                                       6.00                     1,500,000                   1,486,215
     10-01-23                                       6.45                     5,200,000                   5,248,776
Fairfax County Redevelopment & Housing Authority
   Multi-family Housing Revenue Bonds
   Burkeshire Commons Series 1996
     10-01-36                                       7.60                    13,200,000                  14,186,436
Hopewell City Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Stone Container Series 1992
     05-01-10                                       8.25                     3,170,000                   3,542,095

Housing Development Authority Commonwealth
   Mortgage Bonds Series 1992A
     01-01-33                                       7.15                    15,000,000                  15,737,550
Prince William County Service Authority Water & Sewer
   Systems Refunding Revenue Bonds
   Series 1997 (FGIC Insured)
     07-01-29                                       4.75                     2,375,000                   2,228,391
                                                                                                       -----------
Total                                                                                                   42,429,463

Washington (2.9%)
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
     03-01-26                                       7.20                     4,000,000                   4,132,960
Longview Industrial Development Corporation Solid Waste
   Revenue Bonds Weyerhauser Series 1991 A.M.T.
     02-01-13                                       7.45                    20,000,000                  21,716,000
Public Power Supply System Nuclear Project  1
   Refunding Revenue Bonds Bonneville Power Administration
   Series 1993A Inverse Floater (FSA Insured)
     07-01-11                                       7.22                    25,000,000(d)               29,468,750
Public Power Supply System Nuclear Project  1
   Refunding Revenue Bonds Series A
     07-01-15                                       6.50                    21,000,000                  23,184,210
Public Power Supply System Nuclear Project  1
   Revenue Bonds Series 1990A
     07-01-17                                       6.00                    38,875,000                  40,432,333
Public Power Supply System Nuclear Project  2
   Revenue Bonds Series 1994A
     07-01-11                                       5.375                   10,000,000                  10,199,800
Snohomish County Public Utilitiy District  1
   Generation System Revenue Bonds Series 1986A
     01-01-20                                       5.00                    17,750,000                  18,006,487
State General Obligation
   Refunding Revenue Bonds
   Zero Coupon Series 1997A
     07-01-19                                       5.95                    16,260,000(e)                5,428,726

State Higher Education Facilities Authority College
   Refunding Revenue Bonds
   Gonzaga University
   Series 1998 (MBIA Insured)
     04-01-17                                       5.00                     5,000,000                   4,915,800
State Housing Finance Commission
   Refunding Revenue Bonds Horizon House
   Series 1995A (Asset Guaranty)
     07-01-17                                       6.00                     3,700,000                   3,906,793
     07-01-27                                       6.125                    3,850,000                   4,086,159
State Public Power Supply System Nuclear Project  1
   Electric Refunding Revenue Bonds Series 1998A
     07-01-17                                       5.125                    7,455,000                   7,351,972
                                                                                                       -----------
Total                                                                                                  172,829,990

West Virginia (1.2%)
Kanawha County Pollution Control
   Revenue Bonds Union Carbide Series 1984
     08-01-04                                       7.35                     3,000,000                   3,447,870
Mason County Pollution Control Refunding Revenue Bonds
   Appalachian Power Series 1992J
     10-01-22                                       6.60                    25,000,000                  26,954,500
Pea Ridge Public Service District Sewer
   Refunding Revenue Bonds Series 1990
     05-01-20                                       9.25                     2,540,000                   2,852,903
Putnam County Pollution Control Revenue Bonds
   Appalachian Power Series C
     07-01-19                                       6.60                    10,600,000                  11,369,560
School Building Authority Capital Improvement
   Revenue Bonds Series 1991A
     07-01-21                                       6.00                    20,785,000                  21,692,057
South Charleston Pollution Control Refunding
   Revenue Bonds Union Carbide Series 1985
     08-01-05                                       7.625                    3,000,000                   3,518,400
                                                                                                       -----------
Total                                                                                                   69,835,290




Wisconsin (0.6%)
Health & Education Facilities Authority
   Revenue Bonds St. Clare Hospital
     02-15-22                                       7.00                    12,115,000                  13,092,681
Health Facilities Authority Refunding Revenue Bonds
   Villa Clement Series 1986
     06-01-12                                       8.75                     4,311,000                   4,322,553
Madison Industrial Development
   Refunding Revenue Bonds Madison Gas & Electric
   Series 1992B
     10-01-27                                       6.70                    19,300,000                  21,025,613
                                                                                                       -----------
Total                                                                                                   38,440,847

Wyoming (0.2%)
Natrona County Hospital Revenue Bonds
   Wyoming Medical Center
     09-15-10                                       8.125                    6,500,000                   7,203,690
State Farm Loan Board Capital Facilities
   Revenue Bonds Series 1994
     04-01-24                                       6.10                     5,000,000                   5,376,850
                                                                                                       -----------
Total                                                                                                   12,580,540

Total municipal bonds
(Cost: $5,176,699,401)                                                                              $5,779,947,537




Short-term securities (2.3%)
Issuer (g,i,j)                                   Annualized               Amount                     Value(a)
                                                yield on date           payable at
                                                 of purchase             maturity

Municipal notes
Burke County Georgia Development Authority Pollution
   Control Revenue Bonds Georgia Power Plant Vogtle
     07-01-24                                       3.95                       100,000                     100,000
     09-01-26                                       3.95                     1,200,000                   1,200,000
California State Revenue Anticipation Notes Series 1997
     06-30-98                                       3.63                    20,000,000                  20,020,295
Carbon County Pollution Control Revenue Bonds
   Pacificorp V.R.
     11-01-24                                       4.00                     2,300,000                   2,300,000
Cohasset Revenue Bonds Minnesota Power
   Series A V.R.D.N.
     06-01-20                                       4.00                     1,200,000                   1,200,000
Delta County Economic Development Authority
   Mead Escanaba Paper V.R.
     12-01-13                                       4.00                     1,900,000                   1,900,000
Farmington Pollution Control Revenue Bonds
   Arizona Public Service Series B V.R.
     05-01-24                                       3.95                     2,300,000                   2,300,000
     09-01-24                                       3.95                     1,500,000                   1,500,000
Hapeville Georgia Industrial Development Authority
   Hapeville Hotel V.R.
     11-01-15                                       3.95                     7,900,000                   7,900,000
Houston Texas Tax & Revenue Anticipation Notes
   Series 1997
     06-30-98                                       3.63                     3,600,000                   3,603,537
Iowa Higher Education Authority Revenue Bonds
   Palmer Chiropractic
     04-01-27                                       4.10                       825,000                     825,000
Joliet Regional Port District Marine Terminal
   Revenue Bonds Exxon
     10-01-24                                       4.00                     1,300,000                   1,300,000
Kansas City Industrial Development Authority
   Hospital Refunding Revenue Bonds Series 1985
     10-15-14                                       3.95                     1,100,000                   1,100,000
Louisiana State Offshore Terminal Authority Deepwater Port
   Revenue Bonds Loop Incorporated V.R.
     09-01-08                                       4.00%                   $1,400,000                  $1,400,000
Maricopa County Arizona  Pollution  Control Revenue Bonds Arizona Public Service
   Series 1994A V.R.
     05-01-29                                       4.00                     1,900,000                   1,900,000
Maricopa County Arizona  Pollution  Control Revenue Bonds Arizona Public Service
   Series 1994F V.R.
     05-01-29                                       4.00                     4,000,000                   4,000,000
Maricopa County Arizona Pollution Control Revenue Bonds
   Series 1994C V.R.
     05-01-29                                       3.95                     1,400,000                   1,400,000
Maricopa County Arizona Public Service
   Bank of America V.R.
     05-01-29                                       4.05                     1,700,000                   1,700,000
Massachusetts State Health & Educational Facility
   Capital Assets Series 1985B V.R.
     01-01-35                                       3.75                     2,900,000                   2,900,000
Massachusetts State Health & Educational Facility
   Capital Assets V.R.
     01-01-35                                       3.95                     4,700,000                   4,700,000
Massachusetts State Health & Educational Facility
   Series 1985B V.R.
     07-01-05                                       3.80                       400,000                     400,000
McIntosh Alabama Industrial Development Pollution
   Control Revenue Bonds Ciba Geigy
     07-01-04                                       4.00                       700,000                     700,000
Minneapolis St. Paul Minnesota Housing & Redevelopment
   Health Care Children's Hospital Series 1995B V.R.
     08-15-25                                       4.05                       510,000                     510,000
Missouri State Health & Education
   Washington University Series 1996B V.R.
     09-01-30                                       4.10                     1,300,000                   1,300,000

Monroe County Georgia Development Authority
   Pollution Control Revenue Bonds V.R.
     07-01-25                                       3.95                     1,000,000                   1,000,000
New York City General Obligation Bonds
   Series 1995B V.R.
     08-15-23                                       4.00                     5,500,000                   5,500,000
New York City General Obligation Bonds V.R.
     10-01-22                                       4.00                       750,000                     750,000
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series A
     06-15-25                                       4.00                    17,650,000                  17,650,000
New York City Revenue Anticipation Nts Series 1997A
     06-30-98                                       3.63                     4,000,000                   4,004,168
New York City Transit Finance Authority
   Series C V.R.
     05-01-28                                       3.95                     5,400,000                   5,400,000
NewYork City Water Finance  Authority Water & Sewer Systems Revenue Bonds Series
   1995A V.R.
     06-15-25                                       4.00                       300,000                     300,000
New York State Energy Research & Development
   Pollution Control Revenue Bonds Niagara Mohawk
   Series 1987A V.R.
     03-01-27                                       3.95                       300,000                     300,000
Pennsylvania State Higher Education Facilities Authority
   Revenue Bonds Carnegie Mellon University
   Series 1995C V.R.
     11-01-29                                       4.00                     5,300,000                   5,300,000
Philadelphia Hospital Revenue Bonds
   Childrens Hospital Series A V.R.
     03-01-27                                       4.00                     1,600,000                   1,600,000
Port Arthur Navigation District of Jefferson Texas
   Pollution Control Revenue Bonds Texaco V.R.
     10-01-24                                       4.10                       600,000                     600,000

Putnam County Georgia Development Authority
   Pollution Control Revenue Bonds Georgia Power
   Company Branch V.R.
     04-01-32                                       4.00                       200,000                     200,000
Regents of the University of Michigan Hospital
   Revenue Bonds Series 1995A V.R.
     12-01-27                                       4.00                     3,500,000                   3,500,000
Royal Oak Michigan William Beaumont Hospitals
   Series 1997L V.R.
     01-01-27                                       4.00                     3,100,000                   3,100,000
Southwestern Illinois Development Shell Oil
   Wood River Series 1992 V.R. A.M.T.
     04-01-22                                       4.15                       500,000                     500,000
Syracuse New York Industrial Development Agency Civic
   Facilities Revenue Bonds Multi-model
   Syracuse University V.R.
     03-01-23                                       3.95                     3,000,000                   3,000,000
Tempe Arizona Excise Tax Revenue Obligation Bonds
   Series 1998 V.R.D.B.
     07-01-23                                       4.00                     5,200,000                   5,200,000
Washington Health Care Facilities Authority
   Sisters of Providence Series 1985B V.R.D.B.
     10-01-05                                       3.95                     3,700,000                   3,700,000
Washington Health Care Facilities Authority
   Sisters of Providence Series 1985D V.R.D.N.
     10-01-05                                       3.95                     2,000,000                   2,000,000
Uinta County Wyoming Pollution Control
   Revenue Bonds Chevron Series 1993 V.R.
     08-15-20                                       3.95                     1,700,000                   1,700,000
University of Michigan Hospital Refunding
   Revenue Bonds Series 1995A V.R.
     12-01-27                                       4.00                       500,000                     500,000
Valdez Alaska Marine Terminal Revenue Bonds
   Exxon Pipeline Company Series 1985 V.R.
     10-01-25                                       4.00                     2,400,000                   2,400,000

Valdez Alaska Marine Terminal Revenue Bonds
   Exxon Pipeline Company Series 1993A V.R.
     12-01-33                                       4.00                     4,200,000                   4,200,000
Valdez Alaska Marine Terminal Revenue Bonds
   Exxon Pipeline Company Series A V.R.
     10-01-25                                       4.00                     1,900,000                   1,900,000

Total short-term securities
(Cost: $140,453,234)                                                                                  $140,463,000

Total investments in securities
(Cost: $5,317,152,635)(m)                                                                           $5,920,410,537



Notes to investments in securities
 (a) Securities are valued by procedures described in Note 1 to the financial statements.

  (b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                            (Unaudited)

       Rating                       5-31-98                   11-30-97

       AAA                            36%                       30%
       AA                              4                         5
       A                              13                        15
       BBB                            26                        28
       BB and below                   20                        22
       Non-rated                       1                        --

       Total                         100%                       100%

  (c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

       AMBAC --  American  Municipal  Bond  Association  Corporation
       BIG   --  Bond Investors  Guarantee
       CGIC  --  Capital Guaranty  Insurance  Company
       FGIC  --  Financial  Guarantee   Insurance   Corporation
       FHA   --  Federal  Housing Authority
       FNMA  --  Federal National Mortgage  Association FSA -- Financial
                 Security Assurance
       GNMA  --  Government National Mortgage  Association
       MBIA  --  Municipal Bond Investors Assurance

 (d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 1998. Inverse floaters in the aggregate represent 5.4% of the Fund's net assets as of May 31, 1998.

 (e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


 (f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

 (g) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rates shown are the effective rates on May 31, 1998.

 (h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

       Type of security                            Notional amount


       Purchase contracts
       Municipal Bonds June 1998                         $200,000

 (i) The following abbreviation is used in the portfolio descriptions:

       A.M.T.    -- Alternative Minimum Tax-- As of May 31, 1998, the value of securities subject to alternative minimum tax represented 16.0% of net assets.
       B.A.N..   -- Bond Anticipation Note
       C.P.      -- Commercial Paper
       R.A.N..   -- Revenue Anticipation Note
       T.A.N..   -- Tax Anticipation Note
       T.R.A.N.  -- Tax & Revenue Anticipation Note
       V.R.      -- Variable Rate
       V.R.D.B.  -- Variable Rate Demand Bond
       V.R.D.N.  -- Variable Rate Demand Note

 (j) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1998.

 (k) At May 31, 1998, the cost of securities purchased, including interest purchased, on a when-issued basis was $9,625,349.

 (l) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(m) At May 31, 1998, the cost of securities for federal income tax purposes was approximately $5,317,153,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


       Unrealized appreciation                   $628,409,000
       Unrealized depreciation                    (25,151,000)

       Net unrealized appreciation               $603,258,000



      See accompanying notes to investments in securities.



                                     Strategist Tax-Free Income Fund, Inc.


                American Express Service Corporation, Distributor